Schedule of Investments (unaudited)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)(a)	$49	$45,154

Aerospace & Defense — 1.1%
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	75	67,372
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	50	33,676
5.80%, 10/11/41(b)	10	10,253
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	70	53,436
3.38%, 06/15/46 (Call 12/15/45)	42	27,865
3.55%, 03/01/38 (Call 09/01/37)	30	22,158
3.63%, 03/01/48 (Call 09/01/47)	105	70,660
3.65%, 03/01/47 (Call 09/01/46)	95	64,501
3.75%, 02/01/50 (Call 08/01/49)	60	42,310
3.83%, 03/01/59 (Call 09/01/58)	5	3,271
3.85%, 11/01/48 (Call 05/01/48)	45	31,409
3.90%, 05/01/49 (Call 11/01/48)	50	35,553
3.95%, 08/01/59 (Call 02/01/59)	5	3,464
5.71%, 05/01/40 (Call 11/01/39)	95	90,704
5.81%, 05/01/50 (Call 11/01/49)	270	254,669
5.88%, 02/15/40	40	38,300
5.93%, 05/01/60 (Call 11/01/59)	145	134,124
6.63%, 02/15/38	70	72,321
6.88%, 03/15/39	150	158,964
Bombardier Inc., 7.45%, 05/01/34(b)	35	34,296
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	31	25,989
4.25%, 04/01/40 (Call 10/01/39)	35	32,573
4.25%, 04/01/50 (Call 10/01/49)	45	41,024
Howmet Aerospace Inc., 5.95%, 02/01/37	40	38,166
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	80	75,858
5.05%, 04/27/45 (Call 10/27/44)	15	13,706
6.15%, 12/15/40	60	62,799
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	20,979
3.60%, 03/01/35 (Call 09/01/34)	35	31,444
3.80%, 03/01/45 (Call 09/01/44)	145	121,725
4.07%, 12/15/42	70	61,699
4.09%, 09/15/52 (Call 03/15/52)	47	40,591
4.15%, 06/15/53 (Call 12/15/52)	20	17,530
4.30%, 06/15/62 (Call 12/15/61)	30	26,043
4.50%, 05/15/36 (Call 11/15/35)	81	78,091
4.70%, 05/15/46 (Call 11/15/45)	67	63,981
5.72%, 06/01/40	25	26,707
5.90%, 11/15/63 (Call 05/15/63)	50	55,307
Series B, 6.15%, 09/01/36	125	138,310
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	28,799
4.03%, 10/15/47 (Call 04/15/47)	78	66,278
4.75%, 06/01/43	78	73,649
5.05%, 11/15/40	35	34,081
5.15%, 05/01/40 (Call 11/01/39)	10	9,929
5.25%, 05/01/50 (Call 11/01/49)	25	25,383
Raytheon Technologies Corp.
3.03%, 03/15/52 (Call 09/15/51)	75	52,775
3.13%, 07/01/50 (Call 01/01/50)	50	36,054
3.75%, 11/01/46 (Call 05/01/46)	80	63,666
Security	Par (000)	Value

Aerospace & Defense (continued)
4.05%, 05/04/47 (Call 11/04/46)	$40	$33,489
4.15%, 05/15/45 (Call 11/16/44)	144	123,424
4.35%, 04/15/47 (Call 10/15/46)	60	52,681
4.45%, 11/16/38 (Call 05/16/38)	65	59,878
4.50%, 06/01/42	185	170,962
4.63%, 11/16/48 (Call 05/16/48)	105	96,523
4.70%, 12/15/41	35	32,334
4.80%, 12/15/43 (Call 06/15/43)	80	75,091
4.88%, 10/15/40	36	34,259
6.05%, 06/01/36	50	53,821
6.13%, 07/15/38	5	5,426
		3,350,330
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	25	16,959
3.70%, 02/04/51 (Call 08/04/50)	125	81,294
3.88%, 09/16/46 (Call 03/16/46)	103	70,252
4.00%, 02/04/61 (Call 08/04/60)	60	40,135
4.25%, 08/09/42	68	51,030
4.45%, 05/06/50 (Call 11/06/49)	45	32,296
4.50%, 05/02/43	90	68,524
5.38%, 01/31/44	125	109,035
5.80%, 02/14/39 (Call 08/14/38)	86	79,991
5.95%, 02/14/49 (Call 08/14/48)	100	89,084
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	45,740
4.02%, 04/16/43	45	39,088
4.50%, 03/15/49 (Call 09/15/48)	70	65,317
4.54%, 03/26/42	2	1,862
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	10	7,045
3.98%, 09/25/50 (Call 03/25/50)	60	40,727
4.39%, 08/15/37 (Call 02/15/37)	75	59,230
4.54%, 08/15/47 (Call 02/15/47)	125	90,709
4.76%, 09/06/49 (Call 03/06/49)	60	44,990
5.28%, 04/02/50 (Call 10/02/49)	5	4,031
5.65%, 03/16/52 (Call 09/16/51)	30	25,256
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(b)	85	60,146
3.88%, 05/23/49 (Call 11/23/48)(b)	25	20,235
4.76%, 11/23/45(b)	55	49,693
Philip Morris International Inc.
3.88%, 08/21/42	44	33,341
4.13%, 03/04/43	125	98,385
4.25%, 11/10/44	76	60,249
4.38%, 11/15/41	47	38,569
4.50%, 03/20/42	95	78,810
6.38%, 05/16/38	30	31,165
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	70	64,623
5.85%, 08/15/45 (Call 02/15/45)	165	143,989
6.15%, 09/15/43	10	8,972
7.25%, 06/15/37	136	140,987
		1,891,759
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	40	32,150
3.38%, 03/27/50 (Call 09/27/49)(a)	75	60,060
3.63%, 05/01/43 (Call 11/01/42)	65	55,264

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
3.88%, 11/01/45 (Call 05/01/45)	$45	$39,552
		187,026
Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	86	82,318
Ford Motor Co.
4.75%, 01/15/43	115	85,306
5.29%, 12/08/46 (Call 06/08/46)	85	67,599
7.40%, 11/01/46	25	24,388
General Motors Co.
5.00%, 04/01/35.	68	60,239
5.15%, 04/01/38 (Call 10/01/37)	55	48,626
5.20%, 04/01/45	5	4,216
5.40%, 04/01/48 (Call 10/01/47)	72	62,550
5.95%, 04/01/49 (Call 10/01/48)	65	60,410
6.25%, 10/02/43	73	70,411
6.60%, 04/01/36 (Call 10/01/35)	63	63,875
6.75%, 04/01/46 (Call 10/01/45)	100	99,717
		729,655
Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	18,572
5.40%, 03/15/49 (Call 09/15/48)	90	78,463
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	50	37,756
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	31	24,282
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33 (Call 01/30/33)(a)	30	25,594
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	9,414
5.25%, 05/15/49 (Call 11/15/48)	20	16,843
		210,924
Banks — 3.9%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(c)	289	201,390
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(c)	95	60,824
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(c)	85	55,974
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(c)	45	36,323
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(c)	118	100,394
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(c)	405	332,274
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(c)	221	192,820
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(c)	166	141,253
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(c)	225	195,100
5.00%, 01/21/44	92	86,681
5.88%, 02/07/42	115	119,870
6.11%, 01/29/37	100	103,960
7.75%, 05/14/38	225	271,118
Series L, 4.75%, 04/21/45	45	39,016
Barclays PLC
4.95%, 01/10/47	215	183,965
5.25%, 08/17/45	100	89,434
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(c)	115	80,781
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(c)	95	79,961
Security	Par (000)	Value

Banks (continued)
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(c)	$45	$37,993
4.65%, 07/30/45	142	126,276
4.65%, 07/23/48 (Call 06/23/48)	65	58,572
4.75%, 05/18/46	70	60,311
5.32%, 03/26/41 (Call 03/26/40), (1 day SOFR + 4.548%)(c)	117	113,904
6.13%, 08/25/36	175	178,936
6.68%, 09/13/43(a)	95	103,969
8.13%, 07/15/39	141	176,560
Commonwealth Bank of Australia
3.74%, 09/12/39(b)	200	147,454
3.90%, 07/12/47(b)	100	80,981
Cooperatieve Rabobank UA
5.25%, 05/24/41	50	51,316
5.25%, 08/04/45(a)	250	226,377
Fifth Third Bancorp., 8.25%, 03/01/38	87	106,575
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(c)	100	70,775
3.21%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.513%)(c)	150	111,198
3.44%, 02/24/43 (Call 02/24/42), (1 day SOFR + 1.632%)(c)	35	26,667
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(c)	203	171,385
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(c)	161	142,102
4.75%, 10/21/45 (Call 04/21/45)	97	89,171
4.80%, 07/08/44 (Call 01/08/44)	171	157,867
5.15%, 05/22/45	175	165,994
6.25%, 02/01/41	161	173,315
6.45%, 05/01/36	35	37,213
6.75%, 10/01/37	243	263,220
HSBC Holdings PLC
5.25%, 03/14/44	300	262,884
6.50%, 09/15/37	200	191,289
6.80%, 06/01/38	100	99,045
Intesa Sanpaolo SpA, 4.95%, 06/01/42 (Call 06/01/41)(b)(c)	50	32,652
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (1 day SOFR + 1.510%)(c)	117	79,768
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(c)	170	127,194
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(c)	161	111,472
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(c)	175	126,018
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(c)	187	157,675
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(c)	20	15,932
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(c)	240	194,242
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(c)	105	86,185
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(c)	115	98,026
4.95%, 06/01/45	140	129,692
5.40%, 01/06/42	35	35,393
5.50%, 10/15/40	96	98,245
5.60%, 07/15/41	189	194,150
5.63%, 08/16/43	100	102,094
6.40%, 05/15/38	173	190,971
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	155	91,063
0.00%, 06/29/37(d)	135	75,530
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	170,400

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	$96	$82,826
4.29%, 07/26/38	95	83,676
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (1 day SOFR + 1.430%)(c)	95	61,268
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(c)	170	145,000
4.30%, 01/27/45	301	260,621
4.38%, 01/22/47	140	121,937
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(c)	82	73,242
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(c)	106	110,688
6.38%, 07/24/42	112	123,644
Regions Financial Corp., 7.38%, 12/10/37	10	11,441
Societe Generale SA, 3.63%, 03/01/41(b)	200	128,514
Standard Chartered PLC, 5.70%, 03/26/44(a)(b)	200	177,520
Sumitomo Mitsui Financial Group Inc., 2.93%, 09/17/41	50	33,839
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42)(a)(b)(c)	200	133,998
Wachovia Corp., 5.50%, 08/01/35	75	74,129
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(c)	260	192,782
3.90%, 05/01/45	105	84,549
4.40%, 06/14/46	90	73,706
4.61%, 04/25/53 (Call 04/25/52)(c)	130	115,458
4.65%, 11/04/44	85	73,993
4.75%, 12/07/46	90	77,262
4.90%, 11/17/45	153	135,013
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(c)	405	380,453
5.38%, 11/02/43	121	115,222
5.61%, 01/15/44	205	200,545
Wells Fargo Bank NA, 6.60%, 01/15/38	250	275,742
Westpac Banking Corp.
2.96%, 11/16/40	10	6,564
3.13%, 11/18/41	90	59,382
4.42%, 07/24/39	115	93,643
		11,425,846
Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	388	372,996
4.90%, 02/01/46 (Call 08/01/45)	420	393,498
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	85	77,410
4.70%, 02/01/36 (Call 08/01/35)	255	242,997
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	20	16,570
4.38%, 04/15/38 (Call 10/15/37)	80	73,675
4.44%, 10/06/48 (Call 04/06/48)	81	71,262
4.50%, 06/01/50 (Call 12/01/49)	140	126,879
4.60%, 04/15/48 (Call 10/15/47)	313	284,350
4.60%, 06/01/60 (Call 12/01/59)	84	75,702
4.75%, 04/15/58 (Call 10/15/57)	105	96,040
4.95%, 01/15/42	5	4,792
5.45%, 01/23/39 (Call 07/23/38)	100	102,204
5.55%, 01/23/49 (Call 07/23/48)	385	394,613
5.80%, 01/23/59 (Call 07/23/58)	110	115,956
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	70	62,530
4.50%, 07/15/45 (Call 01/15/45)	47	43,809
Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
2.50%, 06/01/40(a)	$91	$67,491
2.50%, 03/15/51	110	73,767
2.60%, 06/01/50	100	69,205
2.75%, 06/01/60	65	44,580
2.88%, 05/05/41	100	78,498
3.00%, 03/05/51	75	56,379
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	95	72,999
4.10%, 02/15/48 (Call 08/15/47)	45	36,724
5.25%, 11/15/48 (Call 05/15/48)	25	23,814
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	55	46,403
5.88%, 09/30/36	45	48,336
Diageo Investment Corp.
4.25%, 05/11/42	42	37,377
7.45%, 04/15/35	50	60,039
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	113,211
Heineken NV
4.00%, 10/01/42(b)	15	11,896
4.35%, 03/29/47 (Call 09/29/46)(b)	90	74,732
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	5	3,512
3.80%, 05/01/50 (Call 11/01/49)	65	49,781
4.42%, 12/15/46 (Call 06/15/46)	30	25,214
4.50%, 11/15/45 (Call 05/15/45)	40	34,570
4.50%, 04/15/52 (Call 10/15/51)	60	51,013
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	114	91,639
5.00%, 05/01/42	100	90,127
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	25	18,948
2.75%, 10/21/51 (Call 04/21/51)	25	18,077
2.88%, 10/15/49 (Call 04/15/49)	200	148,564
3.38%, 07/29/49 (Call 01/29/49)	47	38,242
3.45%, 10/06/46 (Call 04/06/46)	34	28,064
3.63%, 03/19/50 (Call 09/19/49)	119	101,455
3.88%, 03/19/60 (Call 09/19/59)	150	134,523
4.25%, 10/22/44 (Call 04/22/44)	5	4,554
		4,309,017
Biotechnology — 0.7%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	172	106,628
3.00%, 01/15/52 (Call 07/15/51)	100	66,525
3.15%, 02/21/40 (Call 08/21/39)	165	126,293
3.38%, 02/21/50 (Call 08/21/49)	190	138,379
4.20%, 02/22/52 (Call 08/22/51)	10	8,255
4.40%, 05/01/45 (Call 11/01/44)	210	181,293
4.56%, 06/15/48 (Call 12/15/47)	100	88,676
4.66%, 06/15/51 (Call 12/15/50)	175	157,318
4.88%, 03/01/53 (Call 09/01/52)	10	9,133
4.95%, 10/01/41	66	62,586
5.15%, 11/15/41 (Call 05/15/41)	96	91,989
6.38%, 06/01/37	32	35,089
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	100	68,657
3.25%, 02/15/51 (Call 08/15/50)	99	68,803

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
CSL Finance PLC
4.75%, 04/27/52 (Call 10/27/51)(b)	$20	$18,215
4.95%, 04/27/62 (Call 10/27/61)(b)	5	4,558
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	150	134,538
4.15%, 03/01/47 (Call 09/01/46)	165	139,529
4.50%, 02/01/45 (Call 08/01/44)	75	67,870
4.60%, 09/01/35 (Call 03/01/35)	95	92,318
4.75%, 03/01/46 (Call 09/01/45)	188	173,073
4.80%, 04/01/44 (Call 10/01/43)	130	122,517
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	70	44,829
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	25	18,043
3.35%, 09/02/51 (Call 03/02/51)	25	16,163
3.55%, 09/02/50 (Call 03/02/50)	105	70,261
		2,111,538
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	80	62,317
3.58%, 04/05/50 (Call 10/05/49)	110	80,638
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	40	29,716
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	115	96,625
4.63%, 07/02/44 (Call 01/02/44)	30	26,190
4.95%, 07/02/64 (Call 01/02/64)(e)	43	36,255
Lafarge SA, 7.13%, 07/15/36	25	27,147
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	13,831
4.25%, 12/15/47 (Call 06/15/47)	70	57,459
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	19,030
4.50%, 05/15/47 (Call 11/15/46)	62	49,887
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	32	25,422
4.40%, 01/30/48 (Call 07/30/47)	25	19,760
7.00%, 12/01/36	20	21,662
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	34,177
4.70%, 03/01/48 (Call 09/01/47)	30	26,155
		626,271
Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	40	30,315
2.80%, 05/15/50 (Call 11/15/49)	40	28,427
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	20	18,637
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)(a)	20	19,616
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(f)	200	186,354
CF Industries Inc.
4.95%, 06/01/43	22	19,174
5.38%, 03/15/44	45	41,166
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	77	64,443
4.63%, 10/01/44 (Call 04/01/44)	85	71,099
4.80%, 05/15/49 (Call 11/15/48)	45	38,135
5.25%, 11/15/41 (Call 05/15/41)	56	52,143
5.55%, 11/30/48 (Call 05/30/48)	50	47,339
6.90%, 05/15/53 (Call 11/15/52)	50	54,377
Security	Par (000)	Value

Chemicals (continued)
9.40%, 05/15/39	$38	$50,182
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	86	84,041
5.42%, 11/15/48 (Call 05/15/48)	105	101,712
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	64	52,760
4.80%, 09/01/42 (Call 03/01/42)	40	34,061
Ecolab Inc.
2.70%, 12/15/51 (Call 06/15/51)	50	32,286
2.75%, 08/18/55 (Call 02/18/55)	77	48,453
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	35	28,292
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(f)	90	89,197
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(b)	85	61,707
4.38%, 06/01/47 (Call 12/01/46)	75	59,087
5.00%, 09/26/48 (Call 03/26/48)	65	56,019
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	65	53,527
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	53	44,871
5.25%, 07/15/43	43	38,204
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	35	25,335
3.63%, 04/01/51 (Call 10/01/50)	76	51,982
3.80%, 10/01/60 (Call 04/01/60)	30	19,754
4.20%, 10/15/49 (Call 04/15/49)	35	26,273
4.20%, 05/01/50 (Call 11/01/49)	130	97,795
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	36	28,521
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	20	15,110
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	30	25,486
5.63%, 11/15/43 (Call 05/15/43)	60	56,591
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	23,582
4.13%, 03/15/35 (Call 09/15/34)	70	61,368
4.90%, 06/01/43 (Call 12/01/42)	40	35,875
5.00%, 04/01/49 (Call 10/01/48)	25	22,995
5.25%, 01/15/45 (Call 07/15/44)	70	65,110
5.63%, 12/01/40	41	40,017
5.88%, 12/01/36	25	25,606
6.13%, 01/15/41 (Call 07/15/40)	25	25,837
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	30	22,914
5.25%, 06/01/45 (Call 12/01/44)	65	56,788
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	40	25,902
3.30%, 05/15/50 (Call 11/15/49)(a)	30	21,213
3.80%, 08/15/49 (Call 02/15/49)	30	22,934
4.00%, 12/15/42 (Call 06/15/42)	40	31,881
4.50%, 06/01/47 (Call 12/01/46)	65	56,428
4.55%, 08/01/45 (Call 02/01/45)	10	8,522
Westlake Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	38,308
5.00%, 08/15/46 (Call 02/15/46)	116	99,070
		2,536,821
Commercial Services — 0.9%
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)(a)	70	44,514
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	9,941
4.32%, 08/01/45	75	66,367

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.70%, 11/01/2111.	$25	$21,135
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(b)	200	209,098
Duke University
Series 2020, 2.68%, 10/01/44	30	22,061
Series 2020, 2.76%, 10/01/50	40	26,792
Series 2020, 2.83%, 10/01/55	15	10,097
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	45	31,020
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(b)	70	54,002
4.50%, 02/15/45 (Call 08/15/44)(b)	15	12,239
5.63%, 03/15/42(b)	10	9,517
7.00%, 10/15/37(b)	150	163,589
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	22,120
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	15,154
George Washington University (The)
4.87%, 09/15/45	90	84,029
Series 2014, 4.30%, 09/15/44	20	17,343
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	21,114
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	28,273
Series B, 4.32%, 04/01/49 (Call 10/01/48)	96	78,615
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	55	39,536
5.95%, 08/15/52 (Call 02/15/52)	25	22,883
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	25	21,460
Series A, 2.81%, 01/01/60 (Call 07/01/59)	55	35,389
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	6,520
3.65%, 05/01/48 (Call 11/01/47)	90	74,934
Massachusetts Institute of Technology
3.89%, 07/01/2116	25	18,718
3.96%, 07/01/38	25	22,918
4.68%, 07/01/2114	30	27,038
5.60%, 07/01/2111	30	32,165
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	7,392
Series G, 2.29%, 07/01/51 (Call 01/01/51)	45	28,308
Moody's Corp.
3.10%, 11/29/61 (Call 05/29/61)	70	45,585
3.25%, 05/20/50 (Call 11/20/49)	45	31,758
4.88%, 12/17/48 (Call 06/17/48)	25	23,008
5.25%, 07/15/44	51	49,656
Northeastern University, Series 2020, 2.89%, 10/01/50	30	19,878
Northwestern University
4.64%, 12/01/44	15	14,481
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	25	18,915
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	19,871
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	69	48,893
5.05%, 06/01/52 (Call 12/01/51)	55	51,384
5.25%, 06/01/62 (Call 12/01/61)	30	27,916
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	23,247
3.15%, 07/15/46 (Call 01/15/46)	35	27,141
4.88%, 10/15/40	65	65,098
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	15	9,795
Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	$60	$34,565
3.25%, 12/01/49 (Call 06/01/49)	86	63,597
3.70%, 03/01/52 (Call 09/01/51)(b)	25	20,112
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	60	50,412
Trustees of Princeton University (The)
5.70%, 03/01/39	40	43,669
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	45	30,371
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	10,074
4.67%, 09/01/2112	15	12,973
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	145	121,514
Series C, 2.55%, 04/01/50 (Call 10/01/49)	10	6,755
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	50	40,530
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	43,917
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	20,219
3.03%, 10/01/39	25	19,969
5.25%, 10/01/2111	50	49,066
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	70	58,829
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	25	17,745
5.50%, 06/15/45 (Call 12/15/44)	55	51,879
William Marsh Rice University, 3.57%, 05/15/45	115	97,580
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	38	24,470
		2,579,153
Computers — 1.1%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	60	43,964
2.40%, 08/20/50 (Call 02/20/50)	90	59,785
2.55%, 08/20/60 (Call 02/20/60)	60	38,794
2.65%, 05/11/50 (Call 11/11/49)	113	78,069
2.65%, 02/08/51 (Call 08/08/50)	215	147,554
2.70%, 08/05/51 (Call 02/05/51)	95	65,895
2.80%, 02/08/61 (Call 02/08/60)	200	134,374
2.85%, 08/05/61 (Call 02/05/61)	100	68,172
2.95%, 09/11/49 (Call 03/11/49)	275	202,128
3.45%, 02/09/45	100	83,026
3.75%, 09/12/47 (Call 03/12/47)	100	85,176
3.85%, 05/04/43	155	138,441
3.85%, 08/04/46 (Call 02/04/46)	130	113,373
3.95%, 08/08/52 (Call 02/08/52)	40	34,843
4.10%, 08/08/62 (Call 02/08/62)	40	34,650
4.25%, 02/09/47 (Call 08/09/46)	80	75,238
4.38%, 05/13/45	141	134,064
4.45%, 05/06/44	50	48,943
4.50%, 02/23/36 (Call 08/23/35)	150	151,830
4.65%, 02/23/46 (Call 08/23/45)	150	146,797
Dell Inc., 6.50%, 04/15/38	120	120,130
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	25	17,253
3.45%, 12/15/51 (Call 06/15/51)(b)	25	16,155
8.10%, 07/15/36 (Call 01/15/36)	69	79,676
8.35%, 07/15/46 (Call 01/15/46)	33	38,533
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	58	60,850
6.35%, 10/15/45 (Call 04/15/45)	100	102,682

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par 000)	Value

Computers (continued)
HP Inc., 6.00%, 09/15/41(a)	$82	$80,048
International Business Machines Corp.
4.00%, 06/20/42	155	130,961
4.15%, 05/15/39	100	88,174
4.25%, 05/15/49	110	93,823
4.70%, 02/19/46	230	207,053
5.60%, 11/30/39	135	138,549
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	30	25,115
		3,084,118
Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	15	13,758
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	35	30,622
4.00%, 08/15/45	60	54,591
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	40,864
4.15%, 03/15/47 (Call 09/15/46)	15	13,192
4.38%, 06/15/45 (Call 12/15/44)	20	17,783
6.00%, 05/15/37	35	38,047
Procter & Gamble Co. (The)
3.55%, 03/25/40	40	35,058
3.60%, 03/25/50	25	21,457
5.55%, 03/05/37	75	82,538
		347,910
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	20	16,058
4.20%, 05/15/47 (Call 11/15/46)	20	17,168
4.60%, 06/15/45 (Call 12/15/44)	55	51,453
		84,679
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.85%, 10/29/41 (Call 04/29/41)	150	109,039
American Express Co., 4.05%, 12/03/42	122	106,388
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	25	14,997
2.85%, 08/05/51 (Call 02/05/51)(b)	45	27,163
3.50%, 09/10/49 (Call 03/10/49)(b)	75	52,876
4.00%, 10/02/47 (Call 04/02/47)(b)	50	38,775
4.45%, 07/15/45(b)	55	46,060
5.00%, 06/15/44(b)	30	26,982
Brookfield Finance Inc.
3.63%, 02/15/52 (Call 08/15/51)	5	3,353
4.70%, 09/20/47 (Call 03/20/47)	98	79,939
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	55	35,924
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	9,139
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	107	111,315
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	147	102,734
3.00%, 09/15/60 (Call 03/15/60)	95	62,641
4.25%, 09/21/48 (Call 03/21/48)	130	111,955
4.95%, 06/15/52 (Call 12/15/51)	135	130,206
5.20%, 06/15/62 (Call 12/15/61)	35	34,105
Invesco Finance PLC, 5.38%, 11/30/43	45	42,858
Jefferies Financial Group Inc., 6.25%, 01/15/36	100	100,988
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	75	70,660
Legg Mason Inc., 5.63%, 01/15/44	45	44,876
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	55	46,350
Security	Par (000)	Value

Diversified Financial Services (continued)
3.80%, 11/21/46 (Call 05/21/46)	$101	$87,249
3.85%, 03/26/50 (Call 09/26/49)	100	87,194
3.95%, 02/26/48 (Call 08/26/47)	50	44,109
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	5	3,325
3.25%, 04/28/50 (Call 10/28/49)	100	69,094
Navient Corp., 5.63%, 08/01/33	45	31,784
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	95	79,560
Raymond James Financial Inc., 4.95%, 07/15/46	60	54,586
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(b)	50	36,749
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	65	40,663
2.70%, 04/15/40 (Call 10/15/39)	97	77,074
3.65%, 09/15/47 (Call 03/15/47)	55	46,753
4.15%, 12/14/35 (Call 06/14/35)	160	154,162
4.30%, 12/14/45 (Call 06/14/45)	217	203,138
Western Union Co. (The), 6.20%, 11/17/36	61	61,229
		2,485,992
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(f)	200	168,530
Adani Transmission Ltd., 4.25%, 05/21/36(f)	169	125,638
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)	10	7,365
5.25%, 05/15/52 (Call 11/15/51)	10	9,648
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	35	27,437
3.80%, 06/15/49 (Call 12/15/48)	55	43,237
4.00%, 12/01/46 (Call 06/01/46)	5	4,011
4.50%, 06/15/52 (Call 12/01/51)	30	26,859
Series M, 3.65%, 04/01/50 (Call 10/01/49)	100	76,750
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	25	17,214
3.13%, 07/15/51 (Call 01/15/51)	30	21,196
3.45%, 10/01/49 (Call 04/01/49)	65	47,941
4.15%, 08/15/44 (Call 02/15/44)	50	42,492
6.00%, 03/01/39	110	116,178
Series A, 4.30%, 07/15/48 (Call 01/15/48)	47	39,868
Series B, 3.70%, 12/01/47 (Call 06/01/47)	75	58,985
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	20,092
3.70%, 12/01/47 (Call 06/01/47)	40	32,194
4.15%, 03/15/46 (Call 09/15/45)	30	25,500
4.50%, 03/15/49 (Call 09/15/48)	25	22,889
5.90%, 12/01/52.	25	27,322
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	37,741
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	5	4,598
Appalachian Power Co.
7.00%, 04/01/38	51	57,157
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	33,550
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	25	16,891
3.50%, 12/01/49 (Call 06/01/49)	30	20,687
3.75%, 05/15/46 (Call 11/15/45)	75	54,078
4.20%, 08/15/48 (Call 02/15/48)	30	23,201
4.35%, 11/15/45 (Call 05/15/45)	25	19,942
4.50%, 04/01/42 (Call 10/01/41)	16	13,221
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	80	67,387

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Baltimore Gas & Electric Co.
3.20%, 09/15/49 (Call 03/15/49)	$25	$18,000
3.75%, 08/15/47 (Call 02/15/47)	45	35,483
4.25%, 09/15/48 (Call 03/15/48)	10	8,554
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	30	23,378
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	80	62,970
4.25%, 10/15/50 (Call 04/15/50)	60	51,041
4.45%, 01/15/49 (Call 07/15/48)	68	59,830
4.50%, 02/01/45 (Call 08/01/44)	58	51,353
4.60%, 05/01/53 (Call 11/01/52)(b)	20	18,124
5.15%, 11/15/43 (Call 05/15/43)	35	33,613
6.13%, 04/01/36	81	86,494
Black Hills Corp., 4.20%, 09/15/46 (Call 03/15/46)(a)	30	22,919
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	55	44,187
3.95%, 03/01/48 (Call 09/01/47)	30	24,877
4.50%, 04/01/44 (Call 10/01/43)	160	145,741
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	40	35,182
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	10,245
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	10	7,534
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	40	34,594
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	78	78,807
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	35	31,585
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(f)	200	129,932
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	50	35,112
3.65%, 06/15/46 (Call 12/15/45)	50	38,775
3.70%, 03/01/45 (Call 09/01/44)	15	11,820
4.00%, 03/01/49 (Call 09/01/48)	40	32,905
4.35%, 11/15/45 (Call 05/15/45)	50	43,307
4.70%, 01/15/44 (Call 07/15/43)	45	41,149
6.45%, 01/15/38	30	33,398
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	31,726
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	250	179,592
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	5	4,053
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	15	12,689
4.30%, 04/15/44 (Call 10/15/43)	25	21,707
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	12,718
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	50	37,013
3.70%, 11/15/59 (Call 05/15/59)	10	7,611
3.85%, 06/15/46 (Call 12/15/45)	50	39,953
3.95%, 03/01/43 (Call 09/01/42)	140	113,828
4.45%, 03/15/44 (Call 09/15/43)	65	56,928
4.50%, 12/01/45 (Call 06/01/45)	155	135,095
4.50%, 05/15/58 (Call 11/15/57)	45	38,064
4.63%, 12/01/54 (Call 06/01/54)	55	47,626
Series 06-A, 5.85%, 03/15/36	100	101,633
Series 08-B, 6.75%, 04/01/38	35	38,620
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	60	47,135
Series C, 4.00%, 11/15/57 (Call 05/15/57)	45	34,893
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	28,373
Series E, 4.65%, 12/01/48 (Call 06/01/48)	55	48,358
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	50	48,867
6.25%, 10/01/39	53	55,205
Security	Par (000)	Value

Electric (continued)
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	$81	$57,543
3.50%, 08/01/51 (Call 02/01/51)	25	19,232
4.05%, 05/15/48 (Call 11/15/47)	65	54,838
4.20%, 09/01/52 (Call 03/01/52)	10	8,697
4.35%, 04/15/49 (Call 10/15/48)	60	53,201
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	35	27,919
Dominion Energy Inc.
7.00%, 06/15/38	35	37,896
Series A, 4.60%, 03/15/49 (Call 09/15/48)	40	34,442
Series B, 5.95%, 06/15/35	30	30,532
Series C, 4.05%, 09/15/42 (Call 03/15/42)	45	35,934
Series C, 4.90%, 08/01/41 (Call 02/01/41)	50	45,246
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	26,891
5.10%, 06/01/65 (Call 12/01/64)	35	33,100
5.45%, 02/01/41 (Call 08/01/40)	25	24,872
6.05%, 01/15/38	56	59,576
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	30	20,916
3.70%, 03/15/45 (Call 09/15/44)	55	44,401
3.75%, 08/15/47 (Call 02/15/47)	135	107,471
4.30%, 07/01/44 (Call 01/01/44)	30	26,233
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	21,143
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	33,763
Series B, 3.65%, 03/01/52 (Call 09/01/51)	5	3,963
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	35	26,923
3.70%, 12/01/47 (Call 06/01/47)	40	31,140
3.75%, 06/01/45 (Call 12/01/44)	75	59,770
3.88%, 03/15/46 (Call 09/15/45)	80	64,098
3.95%, 03/15/48 (Call 09/15/47)	45	36,784
4.25%, 12/15/41 (Call 06/15/41)	40	34,959
6.00%, 01/15/38	30	31,799
6.05%, 04/15/38	35	37,082
Duke Energy Corp.
3.50%, 06/15/51 (Call 12/15/50)	10	7,167
3.75%, 09/01/46 (Call 03/01/46)	95	71,584
3.95%, 08/15/47 (Call 02/15/47)	75	57,926
4.20%, 06/15/49 (Call 12/15/48)	10	8,015
4.80%, 12/15/45 (Call 06/15/45)	45	39,878
5.00%, 08/15/52 (Call 02/15/52)	40	36,392
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	45	30,930
3.40%, 10/01/46 (Call 04/01/46)	50	37,169
3.85%, 11/15/42 (Call 05/15/42)	50	40,600
6.35%, 09/15/37	20	21,787
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	25	16,038
3.75%, 05/15/46 (Call 11/15/45)	40	31,644
6.12%, 10/15/35.	35	35,981
6.35%, 08/15/38	35	37,922
6.45%, 04/01/39	20	21,725
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	120	83,953
Duke Energy Progress LLC
2.90%, 08/15/51 (Call 02/15/51)	50	33,437
3.60%, 09/15/47 (Call 03/15/47)	140	106,737
3.70%, 10/15/46 (Call 04/15/46)	125	96,814
4.10%, 05/15/42 (Call 11/15/41)	50	42,470

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 03/15/43 (Call 09/15/42)	$50	$42,421
4.15%, 12/01/44 (Call 06/01/44)	40	33,827
4.20%, 08/15/45 (Call 02/15/45)	130	110,279
4.38%, 03/30/44 (Call 09/30/43)	30	26,162
6.30%, 04/01/38	50	54,119
E.ON International Finance BV, 6.65%, 04/30/38(b)	55	55,537
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	8,784
6.00%, 05/15/35.	26	25,859
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	95	81,263
4.88%, 01/22/44(b)	90	71,218
4.95%, 10/13/45 (Call 04/13/45)(b)	145	113,940
5.00%, 09/21/48 (Call 03/21/48)(b)	90	71,103
5.60%, 01/27/40(b)	5	4,487
6.00%, 01/22/2114(b)	65	56,304
6.95%, 01/26/39(b)	110	113,644
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	59,908
Enel Finance International NV
2.88%, 07/12/41 (Call 01/12/41)(b)	200	122,010
4.75%, 05/25/47(a)(b)	85	66,121
6.80%, 09/15/37(b)	170	168,155
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	35	21,983
4.20%, 04/01/49 (Call 10/01/48)	40	33,720
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(a)	15	11,286
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	35	23,136
3.10%, 06/15/41 (Call 12/15/40)	50	37,754
4.20%, 09/01/48 (Call 03/01/48)	125	104,664
4.20%, 04/01/50 (Call 10/01/49)	75	61,895
4.95%, 01/15/45 (Call 01/15/25)	55	49,669
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	18,674
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	50	36,789
4.50%, 03/30/39 (Call 09/30/38)	35	30,664
5.00%, 09/15/52 (Call 03/15/52)	10	9,262
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	25	17,649
3.45%, 04/15/50 (Call 10/15/49)	10	7,346
4.10%, 04/01/43 (Call 10/01/42)	140	116,817
4.13%, 03/01/42 (Call 09/01/41)	56	47,076
4.25%, 12/01/45 (Call 06/01/45)	5	4,123
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	55	45,241
5.30%, 10/01/41 (Call 04/01/41)	40	38,643
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	35	25,854
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(b)	35	28,611
4.45%, 04/15/46 (Call 10/15/45)	50	42,770
4.70%, 04/15/50 (Call 10/15/49)	40	35,552
5.10%, 06/15/45 (Call 12/15/44)	65	61,695
5.63%, 06/15/35.	55	56,329
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	60	40,002
Series C, 5.35%, 07/15/47 (Call 01/15/47)	42	37,075
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(b)	50	41,090
5.45%, 07/15/44 (Call 01/15/44)(b)	45	41,666
Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	$50	$34,861
3.70%, 12/01/47 (Call 06/01/47)	35	28,469
3.95%, 03/01/48 (Call 09/01/47)	105	88,661
3.99%, 03/01/49 (Call 09/01/48)	30	25,427
4.05%, 06/01/42 (Call 12/01/41)	50	43,603
4.05%, 10/01/44 (Call 04/01/44)	35	30,149
4.13%, 02/01/42 (Call 08/01/41)	90	79,560
4.13%, 06/01/48 (Call 12/01/47)	45	38,721
5.25%, 02/01/41 (Call 08/01/40)	25	25,103
5.65%, 02/01/37	50	51,433
5.69%, 03/01/40	45	47,122
5.95%, 02/01/38	25	26,697
5.96%, 04/01/39	25	26,960
Georgia Power Co.
4.30%, 03/15/42	110	95,796
5.13%, 05/15/52 (Call 11/15/51)	15	14,500
Series 10-C, 4.75%, 09/01/40	50	46,152
Series B, 3.70%, 01/30/50 (Call 07/30/49)	80	60,941
Great River Energy, 6.25%, 07/01/38(b)	82	83,902
Iberdrola International BV, 6.75%, 07/15/36	55	58,202
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	8,242
Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	60,520
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	21	17,268
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(f)	200	145,144
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	40	26,585
6.25%, 07/15/39	40	41,990
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	30	27,479
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	8,013
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	5	3,591
4.38%, 10/01/45 (Call 04/01/45)	100	85,609
5.13%, 11/01/40 (Call 05/01/40)	70	66,874
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	5	3,728
5.90%, 11/15/39(b)	30	29,714
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(f)	142	134,271
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	65	51,438
3.95%, 08/01/47 (Call 02/01/47)	80	66,227
4.25%, 05/01/46 (Call 11/01/45)	5	4,256
4.25%, 07/15/49 (Call 01/15/49)	75	65,145
5.75%, 11/01/35.	25	26,213
5.80%, 10/15/36	25	26,440
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	154,584
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	32,814
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(b)	30	29,069
National Grid USA, 5.80%, 04/01/35	50	47,674
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	35	29,671
4.40%, 11/01/48 (Call 05/01/48)	30	25,315
Nevada Power Co., Series R, 6.75%, 07/01/37	35	38,211
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	10	6,215
3.80%, 12/05/47 (Call 06/05/47)(b)	94	71,924

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52 (Call 07/15/51)	$30	$20,570
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	45	28,125
4.12%, 11/28/42(b)	25	19,674
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	10	6,966
3.40%, 08/15/42 (Call 02/15/42)	41	32,452
3.60%, 05/15/46 (Call 11/15/45)	40	31,586
4.00%, 08/15/45 (Call 02/15/45)	15	12,475
4.13%, 05/15/44 (Call 11/15/43)	240	207,451
4.50%, 06/01/52 (Call 12/01/51)	10	9,208
5.35%, 11/01/39	30	30,610
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	20,513
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	39,797
4.55%, 06/01/52 (Call 12/01/51)	5	4,618
5.50%, 03/15/40	10	10,151
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)(b)	20	16,142
5.38%, 11/01/40	150	136,275
5.95%, 11/01/39	47	45,292
Ohio Edison Co., 6.88%, 07/15/36	35	38,375
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	180	142,522
4.15%, 04/01/48 (Call 10/01/47)	60	49,010
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	15	11,647
4.15%, 04/01/47 (Call 10/01/46)	25	20,303
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	100	71,980
3.70%, 05/15/50 (Call 11/15/49)	25	20,043
3.75%, 04/01/45 (Call 10/01/44)	90	73,376
3.80%, 09/30/47 (Call 03/30/47)	125	102,627
3.80%, 06/01/49 (Call 12/01/48)	40	32,452
4.55%, 12/01/41 (Call 06/01/41)	50	46,386
4.60%, 06/01/52 (Call 12/01/51)(b)	30	28,127
5.30%, 06/01/42 (Call 12/01/41)	40	40,373
7.50%, 09/01/38	30	36,672
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	30	21,004
3.50%, 08/01/50 (Call 02/01/50)	110	71,549
3.75%, 08/15/42 (Call 02/15/42)	40	27,471
3.95%, 12/01/47 (Call 06/01/47)	100	69,497
4.25%, 03/15/46 (Call 09/15/45)	5	3,583
4.30%, 03/15/45 (Call 09/15/44)	5	3,655
4.50%, 07/01/40 (Call 01/01/40)	100	79,906
4.75%, 02/15/44 (Call 08/15/43)	55	43,119
4.95%, 07/01/50 (Call 01/01/50)	165	131,814
5.25%, 03/01/52 (Call 09/01/51)	100	83,839
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	55	39,978
4.10%, 02/01/42 (Call 08/01/41)	40	33,629
4.13%, 01/15/49 (Call 07/15/48)	50	41,583
5.35%, 12/01/53	80	80,294
5.75%, 04/01/37	50	50,920
6.00%, 01/15/39	80	84,024
6.10%, 08/01/36	35	35,930
6.25%, 10/15/37	80	85,434
6.35%, 07/15/38	25	27,056
Security	Par (000)	Value

Electric (continued)
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	$40	$27,844
3.70%, 09/15/47 (Call 03/15/47)	85	67,749
4.60%, 05/15/52 (Call 11/15/51)	10	9,237
5.95%, 10/01/36	110	116,972
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	155,998
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
6.15%, 05/21/48(f)	200	184,552
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	125	120,876
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	50	42,712
6.50%, 11/15/37	45	49,765
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	40	33,638
4.75%, 07/15/43 (Call 01/15/43)	50	46,002
Progress Energy Inc., 6.00%, 12/01/39	25	25,339
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	20,012
4.05%, 09/15/49 (Call 03/15/49)	30	24,993
4.10%, 06/15/48 (Call 12/15/47)	30	25,272
4.30%, 03/15/44 (Call 09/15/43)	25	21,763
4.50%, 06/01/52 (Call 12/01/51)	10	9,035
6.50%, 08/01/38	30	33,536
Series 17, 6.25%, 09/01/37	51	56,510
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	21,863
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	35	27,238
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	35	25,362
3.60%, 12/01/47 (Call 06/01/47)	50	38,918
3.80%, 03/01/46 (Call 09/01/45)	60	48,625
3.85%, 05/01/49 (Call 11/01/48)	30	24,229
3.95%, 05/01/42 (Call 11/01/41)	75	63,673
5.80%, 05/01/37	30	31,662
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	25	17,342
4.22%, 06/15/48 (Call 12/15/47)	53	44,160
4.30%, 05/20/45 (Call 11/20/44)	30	25,067
5.64%, 04/15/41 (Call 10/15/40)	36	35,780
5.76%, 10/01/39	35	35,049
6.27%, 03/15/37	45	46,837
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	65	55,060
4.50%, 08/15/40	65	58,804
6.00%, 06/01/39	30	31,332
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	5	3,934
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	25	18,170
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	10	6,967
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	187,874
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	55	44,920
4.00%, 02/01/48 (Call 08/01/47)	66	51,252
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	85	63,411
4.00%, 04/01/47 (Call 10/01/46)	70	55,227
4.05%, 03/15/42 (Call 09/15/41)	51	41,024
6.05%, 03/15/39	60	61,233
Series 05-E, 5.35%, 07/15/35	60	58,524
Series 06-E, 5.55%, 01/15/37	25	24,512
Series 08-A, 5.95%, 02/01/38	61	62,269

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	$215	$166,687
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	25	16,426
Series B, 4.88%, 03/01/49 (Call 09/01/48)	55	48,628
Series C, 3.60%, 02/01/45 (Call 08/01/44)	70	51,103
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10	8,062
Series E, 5.45%, 06/01/52 (Call 12/01/51)	10	9,734
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	22,448
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	50	44,398
4.40%, 07/01/46 (Call 01/01/46)	50	42,350
Southern Power Co., 5.15%, 09/15/41	55	50,139
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	180	137,182
Series L, 3.85%, 02/01/48 (Call 08/01/47)	10	7,492
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	25,786
3.70%, 08/15/47 (Call 02/15/47)	35	26,703
3.75%, 06/15/49 (Call 12/15/48)	15	11,648
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	17,674
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	29,498
4.30%, 06/15/48 (Call 12/15/47)	33	27,427
4.35%, 05/15/44 (Call 11/15/43)	29	24,430
4.45%, 06/15/49 (Call 12/15/48)	5	4,243
Toledo Edison Co. (The), 6.15%, 05/15/37	26	27,384
TransAlta Corp., 6.50%, 03/15/40	20	17,738
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(b)	25	22,743
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	13,591
4.00%, 06/15/50 (Call 12/15/49)	45	34,964
4.85%, 12/01/48 (Call 06/01/48)	50	43,990
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	21,370
3.65%, 04/15/45 (Call 10/15/44)	15	11,576
3.90%, 09/15/42 (Call 03/15/42)	50	41,378
4.00%, 04/01/48 (Call 10/01/47)	50	40,751
5.30%, 08/01/37	35	34,110
8.45%, 03/15/39	26	33,186
Virginia Electric & Power Co.
2.95%, 11/15/51 (Call 05/15/51)	50	33,703
4.00%, 01/15/43 (Call 07/15/42)	55	45,287
4.45%, 02/15/44 (Call 08/15/43)	165	144,243
Series B, 3.80%, 09/15/47 (Call 03/15/47)	100	78,436
Series B, 4.20%, 05/15/45 (Call 11/15/44)	100	83,150
Series B, 6.00%, 01/15/36	50	51,990
Series C, 4.00%, 11/15/46 (Call 05/15/46)	60	48,125
Series C, 4.63%, 05/15/52 (Call 11/15/51)	20	17,908
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	16,672
5.70%, 12/01/36	30	30,649
Wisconsin Power and Light Co., 6.38%, 08/15/37	120	128,047
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	17,735
3.67%, 12/01/42	20	15,429
4.75%, 11/01/44 (Call 05/01/44)	30	27,089
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	25	18,559
6.50%, 07/01/36	35	38,013
		17,035,667
Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	$90	$60,359
2.80%, 12/21/51 (Call 06/21/51)	25	16,747
		77,106
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	39,655
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	35	25,918
3.81%, 11/21/47 (Call 05/21/47)	25	21,412
5.38%, 03/01/41	25	26,365
5.70%, 03/15/36	25	27,121
5.70%, 03/15/37	26	28,044
		168,515
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	48	45,600

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(f)	200	155,288
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	40	27,978
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(f)	200	147,184
		330,450
Entertainment — 0.2%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(b)	255	203,615
5.14%, 03/15/52 (Call 09/15/51)(b)	255	197,492
5.39%, 03/15/62 (Call 09/15/61)(b)	150	115,968
		517,075
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	50	35,474
6.20%, 03/01/40	25	26,861
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)	95	64,961
Waste Management Inc.
2.95%, 06/01/41 (Call 12/01/40)	60	45,423
4.15%, 07/15/49 (Call 01/15/49)	45	39,988
		212,707
Food — 1.0%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	24,252
4.80%, 03/15/48 (Call 09/15/47)	45	40,898
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	73	70,025
5.40%, 11/01/48 (Call 05/01/48)	55	52,374
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	90	62,169
4.70%, 04/17/48 (Call 10/17/47)	5	4,494
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(f)	200	173,420
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	20	13,482
3.13%, 11/15/49 (Call 05/15/49)	51	37,254
3.38%, 08/15/46 (Call 02/15/46)	5	3,839
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	60	42,595
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	11,261
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(b)	50	36,640
6.50%, 12/01/52 (Call 06/01/52)(b)	100	98,042
JM Smucker Co. (The)
4.25%, 03/15/35.	84	76,491

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.38%, 03/15/45	$36	$29,891
Kellogg Co., 4.50%, 04/01/46	45	39,180
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	47	47,833
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	80	67,394
4.63%, 10/01/39 (Call 04/01/39)	26	23,343
4.88%, 10/01/49 (Call 04/01/49)	75	67,672
5.00%, 07/15/35 (Call 01/15/35)	75	73,657
5.00%, 06/04/42	80	75,142
5.20%, 07/15/45 (Call 01/15/45)	145	136,945
5.50%, 06/01/50 (Call 12/01/49)	90	89,532
6.50%, 02/09/40	30	32,564
6.88%, 01/26/39	55	61,014
7.13%, 08/01/39(b)	35	39,369
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	23,351
3.95%, 01/15/50 (Call 07/15/49)	70	56,025
4.45%, 02/01/47 (Call 08/01/46)	35	30,098
4.65%, 01/15/48 (Call 07/15/47)	55	48,189
5.00%, 04/15/42 (Call 10/15/41)	15	13,757
5.15%, 08/01/43 (Call 02/01/43)	20	18,719
5.40%, 07/15/40 (Call 01/15/40)	15	14,487
5.40%, 01/15/49 (Call 07/15/48)	25	24,211
6.90%, 04/15/38	26	28,795
Mars Inc.
3.88%, 04/01/39 (Call 10/01/38)(b)	90	77,991
3.95%, 04/01/44 (Call 10/01/43)(b)	45	37,446
3.95%, 04/01/49 (Call 10/01/48)(b)	65	54,352
4.13%, 04/01/54 (Call 10/01/53)(b)	48	39,509
4.20%, 04/01/59 (Call 10/01/58)(b)	40	32,764
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	76	62,536
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	75	48,212
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(b)	380	342,110
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	40	33,762
4.50%, 04/01/46 (Call 10/01/45)	5	4,277
4.85%, 10/01/45 (Call 04/01/45)	53	47,756
6.60%, 04/01/50 (Call 10/01/49)	154	173,524
Tesco PLC, 6.15%, 11/15/37(b)	100	97,463
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	55	48,416
5.10%, 09/28/48 (Call 03/28/48)	90	85,444
5.15%, 08/15/44 (Call 02/15/44)	20	18,980
		2,992,946
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(a)(f).	200	165,484
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	42	35,659
4.40%, 08/15/47 (Call 02/15/47)	49	40,893
4.80%, 06/15/44 (Call 12/15/43)	48	42,513
6.00%, 11/15/41 (Call 05/15/41)	30	30,011
		314,560
Gas — 0.5%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	25,889
4.13%, 10/15/44 (Call 04/15/44)	40	33,627
4.13%, 03/15/49 (Call 09/15/48)	65	54,348
4.15%, 01/15/43 (Call 07/15/42)	30	25,385
4.30%, 10/01/48 (Call 04/01/48)	90	77,278
Security	Par (000)	Value

Gas (continued)
5.50%, 06/15/41 (Call 12/15/40)	$40	$39,979
5.75%, 10/15/52 (Call 04/15/52)	10	10,706
Boston Gas Co., 4.49%, 02/15/42(b)	5	4,191
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(b)	23	17,423
4.49%, 03/04/49 (Call 09/04/48)(b)	20	15,524
4.50%, 03/10/46 (Call 09/10/45)(b)	50	38,610
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	50,183
5.85%, 01/15/41 (Call 07/15/40)	10	10,182
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	205	185,033
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(b)	25	16,404
KeySpan Gas East Corp., 5.82%, 04/01/41(b)	40	38,785
Nakilat Inc., 6.07%, 12/31/33(b)	92	94,450
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	65	55,130
4.80%, 02/15/44 (Call 08/15/43)	125	111,676
5.00%, 06/15/52 (Call 12/15/51)	10	9,228
5.25%, 02/15/43 (Call 08/15/42)	5	4,767
5.65%, 02/01/45 (Call 08/01/44)	55	54,504
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	8,356
4.66%, 02/01/44 (Call 08/01/43)	160	138,522
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	25	17,284
3.64%, 11/01/46 (Call 05/01/46)	35	25,452
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	50	39,343
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	27,571
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	34	28,204
4.40%, 05/30/47 (Call 11/30/46)	120	97,582
5.88%, 03/15/41 (Call 09/15/40)	51	51,443
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	30	18,227
3.80%, 09/29/46 (Call 03/29/46)	20	13,983
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	17	12,765
Series K, 3.80%, 09/15/46 (Call 03/15/46)	115	87,725
		1,539,759
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	20	14,643
4.10%, 03/01/48 (Call 09/01/47)	35	30,379
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	26	16,684
4.85%, 11/15/48 (Call 05/15/48)	35	32,037
5.20%, 09/01/40	25	24,304
		118,047
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	144	145,290
4.75%, 04/15/43 (Call 10/15/42)	40	39,209
4.90%, 11/30/46 (Call 05/30/46)	170	170,763
5.30%, 05/27/40	40	41,584
6.15%, 11/30/37	53	60,373
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	30	20,176
3.50%, 08/15/46 (Call 02/15/46)	85	62,665

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	$39	$35,917
7.38%, 01/15/40	55	63,845
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	50	33,163
4.38%, 09/15/45 (Call 03/15/45)	20	18,010
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	95	76,978
3.40%, 11/15/49 (Call 05/15/49)	147	113,340
GE Healthcare Holding LLC, 6.38%, 11/22/52(b)	100	111,186
Koninklijke Philips NV
5.00%, 03/15/42	45	39,684
6.88%, 03/11/38	30	32,261
Medtronic Inc.
4.38%, 03/15/35	115	110,784
4.63%, 03/15/45	100	95,639
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	17,222
4.10%, 04/01/43 (Call 10/01/42)	70	57,996
4.38%, 05/15/44 (Call 11/15/43)	35	29,977
4.63%, 03/15/46 (Call 09/15/45)	65	58,902
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	81	71,946
5.30%, 02/01/44 (Call 08/01/43)	50	51,284
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	50	40,291
		1,598,485
Health Care - Services — 2.3%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	35	25,247
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	32	23,396
4.27%, 08/15/48 (Call 02/15/48)	31	26,832
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	16,931
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	30	23,487
4.13%, 11/15/42 (Call 05/15/42)	30	24,779
4.50%, 05/15/42 (Call 11/15/41)	25	21,802
4.75%, 03/15/44 (Call 09/15/43)	40	35,548
6.63%, 06/15/36	61	65,385
6.75%, 12/15/37	45	48,935
AHS Hospital Corp.
5.02%, 07/01/45	30	29,177
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	50	31,471
Allina Health System, Series 2019, 3.89%, 04/15/49	35	28,240
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	20	18,040
Ascension Health
3.95%, 11/15/46	50	42,054
4.85%, 11/15/53	62	59,416
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	11,579
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	40	26,346
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	35	24,681
Baptist Healthcare System Obligated Group, Series 20B,
3.54%, 08/15/50 (Call 02/15/50)	50	36,268
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	40,504
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	70	60,113
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	85	56,211
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	22,500
Security	Par (000)	Value

Health Care - Services (continued)
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	$10	$6,796
Catholic Health Services of Long Island Obligated Group,
Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	10	6,579
Children's Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	60	36,359
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	21,404
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	80	49,694
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,334
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	5	3,195
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,768
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	55	46,093
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114.	47	41,338
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	77	57,054
3.91%, 10/01/50 (Call 04/01/50)	35	25,628
4.19%, 10/01/49 (Call 04/01/49)	91	70,067
4.35%, 11/01/42	90	75,278
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	50	35,899
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	25	20,239
Dignity Health, 4.50%, 11/01/42	10	8,371
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	28,984
Elevance Health Inc.
3.60%, 03/15/51 (Call 09/15/50)	10	7,618
3.70%, 09/15/49 (Call 03/15/49)	75	57,370
4.38%, 12/01/47 (Call 06/01/47)	103	89,761
4.55%, 03/01/48 (Call 09/01/47)	10	8,861
4.63%, 05/15/42	95	87,542
4.65%, 01/15/43	145	133,976
4.65%, 08/15/44 (Call 02/15/44)	55	49,976
5.10%, 01/15/44	141	135,077
5.95%, 12/15/34	40	41,885
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	40	34,064
4.50%, 07/01/57 (Call 01/01/57)	35	30,181
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	10	6,918
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	48	31,581
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	75	50,498
4.63%, 03/15/52 (Call 09/15/51)(b)	20	16,089
5.13%, 06/15/39 (Call 12/15/38)	130	116,281
5.25%, 06/15/49 (Call 12/15/48)	205	180,029
5.50%, 06/15/47 (Call 12/15/46)	90	81,440
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(b)	55	37,701
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	20	16,158
4.63%, 12/01/42 (Call 06/01/42)	51	45,104
4.80%, 03/15/47 (Call 09/15/46)	30	26,920
4.95%, 10/01/44 (Call 04/01/44)	25	23,149
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	80	68,377
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	90	74,128
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	75	55,558

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	$40	$29,682
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	24,236
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	79	68,654
4.88%, 04/01/42	125	120,302
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	90	65,620
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	55,746
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	32,188
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	19,730
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	75	53,335
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	20	13,397
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/52(b)	50	50,370
Mayo Clinic
3.77%, 11/15/43	55	45,390
Series 2013, 4.00%, 11/15/47	50	42,449
Series 2016, 4.13%, 11/15/52	20	17,099
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	55	46,715
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	25,393
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	22,118
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52.	50	42,140
5.00%, 07/01/42	70	69,558
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	55	36,886
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	15	9,538
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	50	34,954
Montefiore Obligated Group
4.29%, 09/01/50	45	27,893
Series 18-C, 5.25%, 11/01/48	35	26,077
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48.	70	55,849
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	15	11,269
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	80	66,900
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	15	10,513
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	55	39,429
3.98%, 11/01/46 (Call 11/01/45)	55	42,667
4.26%, 11/01/47 (Call 11/01/46)	50	40,071
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	20	14,310
NYU Langone Hospitals, 4.37%, 07/01/47 (Call 01/01/47)	55	46,117
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	40	28,382
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	7,004
4.09%, 10/01/48 (Call 04/01/48)	45	36,686
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	21,201
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	34	26,626
Series I, 3.74%, 10/01/47	5	3,849
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	30	25,480
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(b)	200	134,248
7.00%, 03/01/39(b)	20	24,584
Security	Par (000)	Value

Health Care - Services (continued)
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	$30	$22,155
3.95%, 07/01/46 (Call 07/01/45)	30	24,703
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	50	32,193
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	25	15,821
Stanford Health Care, Series 2018, 3.80%, 11/15/48 `(Call 05/15/48)	83	66,623
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	81	65,428
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	10	5,765
4.33%, 11/15/55	40	34,162
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	60	56,293
6.02%, 11/15/48(a)	40	29,142
Trinity Health Corp.
4.13%, 12/01/45	55	46,798
Series 2019, 3.43%, 12/01/48.	40	30,674
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	75	52,050
3.05%, 05/15/41 (Call 11/15/40)	200	153,508
3.25%, 05/15/51 (Call 11/15/50)	60	44,266
3.70%, 08/15/49 (Call 02/15/49)	105	84,346
3.75%, 10/15/47 (Call 04/15/47)	107	87,242
3.88%, 08/15/59 (Call 02/15/59)	50	40,154
3.95%, 10/15/42 (Call 04/15/42)	125	107,269
4.20%, 01/15/47 (Call 07/15/46)	80	69,715
4.25%, 03/15/43 (Call 09/15/42)	58	52,209
4.25%, 04/15/47 (Call 10/15/46)	115	100,562
4.25%, 06/15/48 (Call 12/15/47)	90	79,008
4.38%, 03/15/42 (Call 09/15/41)	110	99,586
4.45%, 12/15/48 (Call 06/15/48)	50	45,269
4.63%, 07/15/35.	100	98,009
4.63%, 11/15/41 (Call 05/15/41)	50	46,888
4.75%, 07/15/45	137	130,608
4.75%, 05/15/52 (Call 11/15/51)	150	141,838
4.95%, 05/15/62 (Call 11/15/61)	100	96,056
5.80%, 03/15/36	5	5,342
5.88%, 02/15/53 (Call 08/15/52)	60	66,286
5.95%, 02/15/41 (Call 08/15/40)	35	37,713
6.05%, 02/15/63 (Call 08/15/62)	60	67,333
6.50%, 06/15/37	50	56,092
6.63%, 11/15/37	50	56,619
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	44	38,954
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	40	25,715
		6,794,313
Holding Companies - Diversified — 0.2%
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(b)	5	2,950
MDGH GMTN RSC Ltd.
3.70%, 11/07/49 (Call 05/07/49)(f)	200	160,804
3.95%, 05/21/50 (Call 11/21/49)(f)	200	167,718
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42	200	164,330
Temasek Financial I Ltd., 2.50%, 10/06/70 (Call 04/06/70)(b)	250	153,043
		648,845
Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	70	56,381
PulteGroup Inc., 6.00%, 02/15/35	55	53,114
		109,495

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	$25	$18,148
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	86	67,566
		85,714
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	80	64,127
5.00%, 06/15/52 (Call 12/15/51)	15	14,241
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	60	44,177
3.90%, 05/04/47 (Call 11/04/46)	40	33,616
5.30%, 03/01/41	30	30,437
6.63%, 08/01/37	25	29,282
SC Johnson & Son Inc., 4.80%, 09/01/40(b)	50	46,434
		262,314
Housewares — 0.0%
Newell Brands Inc.
5.63%, 04/01/36 (Call 10/01/35)	25	21,406
6.00%, 04/01/46 (Call 10/01/45)	45	34,983
		56,389
Insurance — 2.4%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	70	61,972
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	210	153,124
4.50%, 03/16/46 (Call 09/16/45)(b)	105	89,480
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	13,542
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	7,903
4.20%, 12/15/46 (Call 06/15/46)	40	33,984
4.50%, 06/15/43	90	81,041
5.55%, 05/09/35	50	51,661
5.95%, 04/01/36	10	10,540
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(c)	85	81,605
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	36,692
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	100	86,550
4.50%, 07/16/44 (Call 01/16/44)	150	131,742
4.75%, 04/01/48 (Call 10/01/47)	65	58,962
Aon Corp., 6.25%, 09/30/40	30	31,210
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	25	16,371
3.90%, 02/28/52 (Call 08/28/51)	25	19,625
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	40	34,316
4.75%, 05/15/45 (Call 11/15/44)	44	38,561
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	40	34,734
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	70	49,338
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	36,046
Arthur J Gallagher & Co., 3.05%, 03/09/52 (Call 09/09/51)	50	32,274
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	15	9,372
3.95%, 05/25/51 (Call 11/25/50)	10	6,939
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	50	32,104
2.85%, 10/15/50 (Call 04/15/50)	70	47,853
3.85%, 03/15/52 (Call 09/15/51)	70	57,202
4.20%, 08/15/48 (Call 02/15/48)	83	74,577
4.25%, 01/15/49 (Call 07/15/48)	206	184,681
4.30%, 05/15/43	45	41,251
Security	Par (000)	Value

Insurance (continued)
4.40%, 05/15/42	$55	$51,152
5.75%, 01/15/40	53	58,571
Berkshire Hathaway Inc., 4.50%, 02/11/43	97	92,231
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	54	40,515
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	10	8,281
Chubb Corp. (The)
6.00%, 05/11/37	16	17,168
Series 1, 6.50%, 05/15/38	20	22,357
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	25	16,966
3.05%, 12/15/61 (Call 06/15/61)	100	66,670
4.15%, 03/13/43	25	21,329
4.35%, 11/03/45 (Call 05/03/45)	115	102,074
6.70%, 05/15/36	25	28,160
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)(b)	20	16,418
4.40%, 04/05/52 (Call 10/05/51)(b)	35	28,213
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	60	52,570
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	40	25,601
3.50%, 10/15/50 (Call 04/15/50)	10	6,961
4.87%, 06/01/44	15	13,040
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33),
(3 mo. LIBOR US + 3.744%)(b)(c)	40	38,293
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34),
(3 mo. LIBOR US + 3.454%)(b)(c)	60	56,023
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37),
(3 mo. LIBOR US + 1.374%)(b)(c)	60	48,801
Genworth Holdings Inc., 6.50%, 06/15/34	20	17,396
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	85	71,391
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	25	19,849
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	25	16,693
4.85%, 01/24/77(b)	40	33,220
4.88%, 06/19/64(b)	45	38,972
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	25	20,386
4.40%, 03/15/48 (Call 09/15/47)	75	63,157
5.95%, 10/15/36	40	40,380
6.10%, 10/01/41	40	40,656
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(b)	110	94,514
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	25	16,264
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	125	87,642
3.95%, 05/15/60 (Call 11/15/59)(b)	60	39,584
4.30%, 02/01/61 (Call 02/01/26)(b)	50	29,243
7.80%, 03/07/87(b)	30	32,923
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	40	30,606
4.38%, 06/15/50 (Call 12/15/49)(a)	35	26,947
7.00%, 06/15/40	60	62,968
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	65	52,715
Manulife Financial Corp., 5.38%, 03/04/46	35	33,841
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	19,862
4.30%, 11/01/47 (Call 05/01/47)	35	27,329
5.00%, 04/05/46	50	43,941
5.00%, 05/20/49 (Call 11/20/48)	60	52,768

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	$60	$50,121
4.35%, 01/30/47 (Call 07/30/46)	50	42,615
4.75%, 03/15/39 (Call 09/15/38)	50	46,219
4.90%, 03/15/49 (Call 09/15/48)	30	28,061
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(b)	30	21,206
3.73%, 10/15/70(b)	71	47,701
4.90%, 04/01/77(b)	50	41,287
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	100	105,577
MetLife Inc.
4.05%, 03/01/45	40	33,848
4.13%, 08/13/42	61	52,623
4.60%, 05/13/46 (Call 11/13/45)	30	27,821
4.72%, 12/15/44	55	49,946
4.88%, 11/13/43	81	76,414
5.00%, 07/15/52 (Call 01/15/52)	30	29,012
5.70%, 06/15/35.	36	37,938
6.40%, 12/15/66 (Call 12/15/31)	190	179,664
10.75%, 08/01/69 (Call 08/01/34)	31	40,942
Nationwide Financial Services Inc., 5.30%, 11/18/44(b)	30	26,544
Nationwide Mutual Insurance Co., 4.35%, 04/30/50 (Call 10/30/49)(b)	275	209,132
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	40	31,014
4.45%, 05/15/69 (Call 11/15/68)(b)	30	25,024
6.75%, 11/15/39(b)	180	200,921
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	175	123,254
3.85%, 09/30/47 (Call 03/30/47)(b)	105	81,775
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	10	7,025
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47),
(3 mo. LIBOR US + 2.796%)(b)(c)	175	137,469
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(b)	25	17,140
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	40	26,106
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	8,271
4.35%, 05/15/43	46	38,085
4.63%, 09/15/42	40	34,426
Progressive Corp. (The)
3.95%, 03/26/50 (Call 09/26/49)	25	20,305
4.13%, 04/15/47 (Call 10/15/46)	62	52,675
4.20%, 03/15/48 (Call 09/15/47)	50	42,161
4.35%, 04/25/44	45	39,093
Provident Financing Trust I, 7.41%, 03/15/38	10	10,200
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	50	37,404
3.70%, 03/13/51 (Call 09/13/50)	70	54,407
3.91%, 12/07/47 (Call 06/07/47)	40	32,346
3.94%, 12/07/49 (Call 06/07/49)	60	47,619
4.35%, 02/25/50 (Call 08/25/49)	50	43,192
4.42%, 03/27/48 (Call 09/27/47)	10	8,609
4.60%, 05/15/44	53	48,508
5.70%, 12/14/36	52	53,590
6.63%, 12/01/37	30	32,787
Securian Financial Group Inc., 4.80%, 04/15/48(b)	35	28,594
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	13,142
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	50	35,042
Security	Par (000)	Value

Insurance (continued)
4.27%, 05/15/47 (Call 11/15/46)(b)	$165	$139,176
4.90%, 09/15/44(b)	80	74,173
6.85%, 12/16/39(b)	52	57,646
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	49,362
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	50	34,926
3.75%, 05/15/46 (Call 11/15/45)	35	27,775
4.00%, 05/30/47 (Call 11/30/46)	30	24,811
4.10%, 03/04/49 (Call 09/04/48)	30	24,782
4.30%, 08/25/45 (Call 02/25/45)	30	25,508
4.60%, 08/01/43	30	27,061
6.25%, 06/15/37	50	55,211
6.75%, 06/20/36	161	184,244
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	45	33,014
5.75%, 08/15/42	60	54,244
Voya Financial Inc.
4.80%, 06/15/46	15	12,262
5.70%, 07/15/43	115	107,536
W R Berkley Corp.
3.55%, 03/30/52 (Call 09/30/51)	15	10,630
4.75%, 08/01/44	45	39,604
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)(b)	25	22,769
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	35	25,284
5.05%, 09/15/48 (Call 03/15/48)	30	25,515
XLIT Ltd.
5.25%, 12/15/43	100	99,660
5.50%, 03/31/45	40	37,980
		7,139,921
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	200	128,214
3.15%, 02/09/51 (Call 08/09/50)	200	127,664
4.20%, 12/06/47 (Call 06/06/47)	200	154,828
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	310	194,990
2.25%, 08/15/60 (Call 02/15/60)	15	9,091
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	80	52,409
2.70%, 06/03/60 (Call 12/03/59)	98	62,048
2.88%, 05/12/41 (Call 11/12/40)	100	76,534
3.10%, 05/12/51 (Call 11/12/50)	210	154,016
3.25%, 05/12/61 (Call 11/12/60)	75	53,935
3.88%, 08/22/37 (Call 02/22/37)	198	178,041
3.95%, 04/13/52 (Call 10/13/51)	85	72,647
4.05%, 08/22/47 (Call 02/22/47)	82	72,218
4.10%, 04/13/62 (Call 10/13/61)	100	84,829
4.25%, 08/22/57 (Call 02/22/57)	245	219,633
4.95%, 12/05/44 (Call 06/05/44)	190	192,958
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	10	7,322
4.00%, 07/15/42 (Call 01/15/42)	76	60,849
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)(b)	210	172,801
4.65%, 08/15/62 (Call 02/15/62)(b)	60	49,145
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(f)	200	122,270
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(f)	200	125,326

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.29%, 06/03/60 (Call 12/03/59)(f)	$200	$117,750
4.53%, 04/11/49 (Call 10/11/48)(a)(f)	200	156,030
		2,645,548
Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	25	24,558
7.00%, 10/15/39	36	36,600
Cliffs Natural Resources Inc., 6.25%, 10/01/40(a)	15	12,347
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	79	49,016
6.40%, 12/01/37	75	81,380
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	16,342
U.S. Steel Corp., 6.65%, 06/01/37	20	17,939
Vale Overseas Ltd.
6.88%, 11/21/36	62	65,252
6.88%, 11/10/39	80	81,927
Vale SA, 5.63%, 09/11/42	125	116,553
		501,914
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	35	25,122
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	23,051
		48,173
Machinery — 0.3%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	135	104,778
3.25%, 04/09/50 (Call 10/09/49)	45	34,865
3.80%, 08/15/42	80	69,850
4.30%, 05/15/44 (Call 11/15/43)(a)	70	65,223
4.75%, 05/15/64 (Call 11/15/63)	45	43,507
5.20%, 05/27/41	61	63,248
6.05%, 08/15/36	25	27,616
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	50	35,870
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)(a)	165	120,876
3.75%, 04/15/50 (Call 10/15/49)(a)	55	47,942
3.90%, 06/09/42 (Call 12/09/41)	44	40,014
Dover Corp.
5.38%, 10/15/35.	35	34,851
5.38%, 03/01/41 (Call 12/01/40)	20	19,716
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	25	18,862
3.36%, 02/15/50 (Call 08/15/49)	70	50,183
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	30	25,889
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	17,126
		820,416
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	10	7,186
3.63%, 10/15/47 (Call 04/15/47)	88	68,322
3.70%, 04/15/50 (Call 10/15/49)(a)	35	27,982
3.88%, 06/15/44	45	36,458
4.00%, 09/14/48 (Call 03/14/48)(a)	60	50,434
5.70%, 03/15/37	87	92,151
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,403
4.15%, 11/02/42	75	65,653
4.70%, 08/23/52 (Call 02/23/52)	10	9,323
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	594	560,279
Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$30	$26,177
4.88%, 09/15/41 (Call 03/15/41)	51	50,441
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	25	20,179
4.10%, 03/01/47 (Call 09/01/46)	20	16,374
4.45%, 11/21/44 (Call 05/21/44)	85	74,465
6.25%, 05/15/38	10	10,510
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(b)	250	222,235
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	25	19,706
5.75%, 06/15/43	40	40,284
		1,410,562
Media — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(b)	125	97,331
4.50%, 06/01/33 (Call 06/01/27)(b)	105	83,334
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	100	67,821
3.50%, 03/01/42 (Call 09/01/41)	50	33,775
3.70%, 04/01/51 (Call 10/01/50)	145	92,680
3.85%, 04/01/61 (Call 10/01/60)	170	105,187
3.90%, 06/01/52 (Call 12/01/51)	75	49,633
3.95%, 06/30/62 (Call 12/30/61)	50	31,436
4.40%, 12/01/61 (Call 06/01/61)	10	6,797
4.80%, 03/01/50 (Call 09/01/49)	215	162,387
5.13%, 07/01/49 (Call 01/01/49)	120	95,200
5.25%, 04/01/53 (Call 10/01/52)	80	64,371
5.38%, 04/01/38 (Call 10/01/37)	70	60,025
5.38%, 05/01/47 (Call 11/01/46)	115	94,954
5.75%, 04/01/48 (Call 10/01/47)	183	156,917
6.38%, 10/23/35 (Call 04/23/35)	145	142,465
6.48%, 10/23/45 (Call 04/23/45)	271	255,201
6.83%, 10/23/55 (Call 04/23/55)	65	62,994
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	39,742
2.65%, 08/15/62 (Call 02/15/62)	280	166,219
2.80%, 01/15/51 (Call 07/15/50)	35	23,002
2.89%, 11/01/51 (Call 05/01/51)	207	138,123
2.94%, 11/01/56 (Call 05/01/56)	234	150,621
2.99%, 11/01/63 (Call 05/01/63)	174	110,088
3.20%, 07/15/36 (Call 01/15/36)	55	45,402
3.25%, 11/01/39 (Call 05/01/39)	76	60,367
3.40%, 07/15/46 (Call 01/15/46)	85	64,230
3.45%, 02/01/50 (Call 08/01/49)	130	97,469
3.90%, 03/01/38 (Call 09/01/37)	80	70,247
3.97%, 11/01/47 (Call 05/01/47)	89	72,485
4.00%, 08/15/47 (Call 02/15/47)	60	49,559
4.00%, 03/01/48 (Call 09/01/47)	75	61,742
4.00%, 11/01/49 (Call 05/01/49)	106	86,332
4.05%, 11/01/52 (Call 05/01/52)	224	183,167
4.40%, 08/15/35 (Call 02/15/35)	70	66,500
4.60%, 10/15/38 (Call 04/15/38)	54	50,720
4.60%, 08/15/45 (Call 02/15/45)	55	49,615
4.65%, 07/15/42	100	91,927
4.70%, 10/15/48 (Call 04/15/48)	60	54,963
4.75%, 03/01/44	150	139,207
4.95%, 10/15/58 (Call 04/15/58)	10	9,349
5.65%, 06/15/35	40	42,084

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.50%, 11/15/35	$230	$255,518
6.55%, 07/01/39	10	11,135
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(b)	96	79,254
4.70%, 12/15/42(b)	75	63,517
4.80%, 02/01/35 (Call 08/01/34)(b)	35	31,623
8.38%, 03/01/39(b)	45	55,293
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	106	67,787
4.65%, 05/15/50 (Call 11/15/49)	260	188,071
4.88%, 04/01/43	25	19,331
5.00%, 09/20/37 (Call 03/20/37)	55	45,528
5.20%, 09/20/47 (Call 03/20/47)	50	38,881
5.30%, 05/15/49 (Call 11/15/48)	136	106,872
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	80	73,761
5.58%, 01/25/49 (Call 07/25/48)	70	62,927
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	12,822
6.63%, 01/15/40	155	155,828
NBCUniversal Media LLC, 5.95%, 04/01/41	130	138,199
Paramount Global
4.38%, 03/15/43	70	49,323
4.60%, 01/15/45 (Call 07/15/44)	75	54,100
4.85%, 07/01/42 (Call 01/01/42)	34	25,763
4.90%, 08/15/44 (Call 02/15/44)	120	89,264
4.95%, 05/19/50 (Call 11/19/49)	45	33,579
5.25%, 04/01/44 (Call 10/01/43)	35	27,351
5.85%, 09/01/43 (Call 03/01/43)	5	4,225
6.88%, 04/30/36	104	103,210
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	14,134
5.85%, 04/15/40	70	68,669
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	59	44,454
5.50%, 09/01/41 (Call 03/01/41)	95	81,258
5.88%, 11/15/40 (Call 05/15/40)	90	79,649
6.55%, 05/01/37	75	72,281
6.75%, 06/15/39	115	111,455
7.30%, 07/01/38	110	112,183
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	45	32,252
3.70%, 12/01/42	45	37,022
4.13%, 06/01/44	65	56,898
4.38%, 08/16/41	50	45,309
Series E, 4.13%, 12/01/41	40	34,995
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	95	64,471
3.50%, 05/13/40 (Call 11/13/39)	85	70,050
3.60%, 01/13/51 (Call 07/13/50)	105	82,437
4.63%, 03/23/40 (Call 09/23/39)	50	47,614
4.70%, 03/23/50 (Call 09/23/49)	90	84,668
4.75%, 09/15/44 (Call 03/15/44)	130	122,352
4.75%, 11/15/46 (Call 05/15/46)	10	9,340
4.95%, 10/15/45 (Call 04/15/45)	35	33,800
5.40%, 10/01/43	245	248,915
6.15%, 03/01/37	26	28,117
6.20%, 12/15/34	61	67,238
6.40%, 12/15/35	51	56,906
Security	Par (000)	Value

Media (continued)
6.65%, 11/15/37	$80	$92,229
		7,177,526
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	40	34,318
4.38%, 06/15/45 (Call 12/15/44)	5	4,469
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	115	100,946
		139,733
Mining — 0.7%
Barrick Gold Corp., 6.45%, 10/15/35	30	31,699
Barrick North America Finance LLC
5.70%, 05/30/41	64	64,905
5.75%, 05/01/43	49	49,770
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	180	160,272
5.00%, 09/30/43	100	99,333
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(f)	200	149,454
4.25%, 07/17/42(b)	200	164,096
4.50%, 08/01/47 (Call 02/01/47)(f)	200	167,734
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	110	98,913
Glencore Finance Canada Ltd.
5.30%, 10/25/42(b)	45	40,553
6.00%, 11/15/41(b)	25	23,720
6.90%, 11/15/37(b)	49	52,218
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(b)	40	29,236
5.75%, 11/15/41(b)	20	18,089
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	25	22,944
5.88%, 04/01/35	50	51,380
6.25%, 10/01/39	40	42,196
Rio Tinto Alcan Inc., 5.75%, 06/01/35	25	25,998
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	65	44,270
5.20%, 11/02/40	20	20,449
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	48,597
4.75%, 03/22/42 (Call 09/22/41)	50	47,494
Southern Copper Corp.
5.25%, 11/08/42	115	106,948
5.88%, 04/23/45	58	58,041
6.75%, 04/16/40	40	43,445
7.50%, 07/27/35	140	157,681
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	21,758
5.40%, 02/01/43 (Call 08/01/42)	25	21,947
6.00%, 08/15/40 (Call 02/15/40)	30	28,569
6.13%, 10/01/35	70	69,617
6.25%, 07/15/41 (Call 01/15/41)	16	15,546
		1,976,872
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	15	9,906
6.75%, 12/15/39	25	19,390
		29,296
Oil & Gas — 3.6%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	20	14,068

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.75%, 04/15/43 (Call 10/15/42)	$30	$22,874
5.10%, 09/01/40 (Call 03/01/40)(a)	80	65,774
5.25%, 02/01/42 (Call 08/01/41)	20	16,320
5.35%, 07/01/49 (Call 01/01/49)	25	19,858
6.00%, 01/15/37	20	18,516
7.38%, 08/15/47	10	10,040
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	75	49,913
2.94%, 06/04/51 (Call 12/04/50)	230	157,099
3.00%, 02/24/50 (Call 08/24/49)	100	69,099
3.06%, 06/17/41 (Call 12/17/40)	50	38,028
3.38%, 02/08/61 (Call 08/08/60)	185	131,452
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	75	67,894
5.85%, 02/01/35	50	49,067
6.25%, 03/15/38	60	61,445
6.75%, 02/01/39	35	36,873
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	150	139,432
5.40%, 06/15/47 (Call 12/15/46)	40	36,984
6.75%, 11/15/39	29	30,644
6.80%, 09/15/37	10	10,366
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	85	63,615
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	100	65,249
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	177,780
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	99,117
7.50%, 07/30/39	100	115,160
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	25	20,318
4.03%, 03/15/62 (Call 09/15/61)	176	143,616
4.30%, 11/15/44 (Call 05/15/44)	142	126,184
6.50%, 02/01/39	75	86,268
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	40	30,276
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	74	64,474
5.00%, 06/15/45 (Call 12/15/44)	65	58,196
5.60%, 07/15/41 (Call 01/15/41)	55	53,181
Diamondback Energy Inc., 4.25%, 03/15/52 (Call 09/15/51)	100	76,240
Ecopetrol SA
5.88%, 05/28/45	80	55,109
5.88%, 11/02/51 (Call 05/02/51)	60	40,090
7.38%, 09/18/43(a)	50	41,673
Eni SpA, 5.70%, 10/01/40(b)	5	4,610
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	150	136,519
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	15	11,311
3.70%, 04/06/50 (Call 10/06/49)	90	74,057
3.95%, 05/15/43	62	53,466
4.25%, 11/23/41	50	45,227
4.80%, 11/08/43	70	67,619
5.10%, 08/17/40	5	5,018
Exxon Mobil Corp.
3.45%, 04/15/51 (Call 10/15/50)(a)	210	163,357
3.57%, 03/06/45 (Call 09/06/44)	106	86,053
4.11%, 03/01/46 (Call 09/01/45)	120	105,217
4.23%, 03/19/40 (Call 09/19/39)	95	87,214
4.33%, 03/19/50 (Call 09/19/49)	240	217,318
Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp.
5.60%, 02/15/41	$60	$57,661
5.80%, 04/01/47 (Call 10/01/46)(a)	60	58,401
6.00%, 01/15/40	50	50,503
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	202,360
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	50	44,407
6.60%, 10/01/37	51	52,399
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	35	29,973
5.00%, 09/15/54 (Call 03/15/54)	70	60,274
6.50%, 03/01/41 (Call 09/01/40)	83	87,416
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	50	51,580
Murphy Oil Corp., 6.13%, 12/01/42 (Call 06/01/42)	25	19,417
Occidental Petroleum Corp.
4.30%, 08/15/39 (Call 02/15/39)	25	20,319
4.40%, 04/15/46 (Call 10/15/45)	50	39,701
4.40%, 08/15/49 (Call 02/15/49)(a)	50	39,951
4.50%, 07/15/44 (Call 01/15/44)	40	32,194
6.20%, 03/15/40	49	47,843
6.45%, 09/15/36	105	105,717
6.60%, 03/15/46 (Call 09/15/45)	70	71,098
7.95%, 06/15/39	20	21,713
Ovintiv Inc.
6.50%, 02/01/38	35	35,748
6.63%, 08/15/37	25	26,052
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(f)	400	314,488
5.63%, 05/20/43(f)	200	189,286
Petrobras Global Finance BV
6.75%, 01/27/41	90	82,133
6.75%, 06/03/50 (Call 12/03/49)(a)	40	34,350
6.85%, 06/05/2115	120	99,998
6.88%, 01/20/40(a)	40	37,174
6.90%, 03/19/49	50	43,796
7.25%, 03/17/44(a)	110	103,936
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	137,218
Petroleos Mexicanos
5.50%, 06/27/44(a)	50	29,442
5.63%, 01/23/46	100	58,227
6.35%, 02/12/48	80	48,780
6.38%, 01/23/45	75	46,008
6.50%, 06/02/41	155	99,321
6.63%, 06/15/35	100	70,906
6.75%, 09/21/47	340	214,958
6.95%, 01/28/60 (Call 07/28/59)	210	134,274
7.69%, 01/23/50 (Call 07/23/49)	450	309,523
Petronas Capital Ltd.
4.50%, 03/18/45(f)	200	184,736
4.55%, 04/21/50 (Call 10/21/49)(f)	300	274,776
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	55	39,293
4.68%, 02/15/45 (Call 08/15/44)(b)	75	66,646
4.88%, 11/15/44 (Call 05/15/44)	100	93,859
4.90%, 10/01/46 (Call 04/01/46)(b)	35	31,711
5.88%, 05/01/42	60	63,230
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(f)	200	152,206
3.30%, 07/12/51 (Call 01/12/51)(f)	200	145,912

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	$200	$142,760
3.50%, 11/24/70 (Call 05/24/70)(f)	200	138,708
4.38%, 04/16/49(f)	200	174,866
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	25	18,659
3.00%, 11/26/51 (Call 05/26/51)	25	17,627
3.13%, 11/07/49 (Call 05/07/49)	121	88,247
3.25%, 04/06/50 (Call 10/06/49)	115	85,506
3.63%, 08/21/42	50	41,031
3.75%, 09/12/46	65	52,718
4.00%, 05/10/46	150	126,829
4.13%, 05/11/35	132	124,091
4.38%, 05/11/45	170	152,616
5.50%, 03/25/40	95	99,084
6.38%, 12/15/38	186	209,858
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	166,302
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	253,416
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	49	38,483
5.95%, 12/01/34	40	40,096
6.50%, 06/15/38	100	104,112
6.80%, 05/15/38	50	53,601
6.85%, 06/01/39	40	42,963
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	120,694
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	85	64,865
3.13%, 05/29/50 (Call 11/29/49)	136	98,486
3.39%, 06/29/60 (Call 12/29/59)	15	10,826
3.46%, 07/12/49 (Call 01/12/49)	100	77,345
Transocean Inc.
6.80%, 03/15/38(a)	35	22,017
9.35%, 12/15/41	10	6,706
Valero Energy Corp.
4.90%, 03/15/45(a)	135	123,773
6.63%, 06/15/37	95	102,349
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	70	38,198
		10,517,024
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	70	65,762
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
4.08%, 12/15/47 (Call 06/15/47)	83	66,232
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	42,408
4.75%, 08/01/43 (Call 02/01/43)	58	50,816
4.85%, 11/15/35 (Call 05/15/35)	86	80,758
5.00%, 11/15/45 (Call 05/15/45)	100	90,046
6.70%, 09/15/38	58	62,692
7.45%, 09/15/39	50	57,435
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	84	60,232
		576,381
Packaging & Containers — 0.0%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	47,152
Sealed Air Corp., 6.88%, 07/15/33(b)	30	29,527
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	20	19,603
		96,282
Security	Par (000)	Value

Pharmaceuticals — 3.0%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	$400	$349,472
4.25%, 11/21/49 (Call 05/21/49)	250	214,767
4.30%, 05/14/36 (Call 11/14/35)	20	18,535
4.40%, 11/06/42	150	134,259
4.45%, 05/14/46 (Call 11/14/45)	76	66,988
4.50%, 05/14/35 (Call 11/14/34)	240	227,405
4.55%, 03/15/35 (Call 09/15/34)	174	165,549
4.70%, 05/14/45 (Call 11/14/44)	160	147,101
4.75%, 03/15/45 (Call 09/15/44)	60	55,758
4.85%, 06/15/44 (Call 12/15/43)	50	46,846
4.88%, 11/14/48 (Call 05/14/48)	10	9,384
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	35	29,193
4.30%, 12/15/47 (Call 06/15/47)	40	33,874
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	15	9,122
4.00%, 09/18/42	76	67,338
4.38%, 11/16/45	63	58,071
4.38%, 08/17/48 (Call 02/17/48)	54	49,711
6.45%, 09/15/37	160	182,421
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	148	108,505
4.40%, 07/15/44 (Call 01/15/44)(b)	95	75,428
4.70%, 07/15/64 (Call 01/15/64)(b)	61	47,726
5.50%, 07/30/35(b)	5	4,751
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	118	107,271
4.69%, 12/15/44 (Call 06/15/44)	48	43,966
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	56,456
2.55%, 11/13/50 (Call 05/13/50)	65	42,757
3.25%, 08/01/42	130	102,405
3.55%, 03/15/42 (Call 09/15/41)	5	4,169
3.70%, 03/15/52 (Call 09/15/51)	5	4,068
3.90%, 03/15/62 (Call 09/15/61)	5	4,048
4.13%, 06/15/39 (Call 12/15/38)	150	136,579
4.25%, 10/26/49 (Call 04/26/49)	210	186,946
4.35%, 11/15/47 (Call 05/15/47)	110	99,726
4.55%, 02/20/48 (Call 08/20/47)	25	23,164
4.63%, 05/15/44 (Call 11/15/43)	230	217,644
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	51	40,842
4.50%, 11/15/44 (Call 05/15/44)	20	16,295
4.60%, 03/15/43	25	21,015
4.90%, 09/15/45 (Call 03/15/45)	20	17,342
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	50	38,843
3.40%, 03/15/50 (Call 09/15/49)	100	72,718
3.40%, 03/15/51 (Call 09/15/50)	85	61,996
3.88%, 10/15/47 (Call 04/15/47)	85	67,173
4.80%, 08/15/38 (Call 02/15/38)	84	79,506
4.80%, 07/15/46 (Call 01/16/46)	85	77,551
4.90%, 12/15/48 (Call 06/15/48)	100	92,341
6.13%, 11/15/41	131	139,490
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	50	35,118
4.25%, 04/01/50 (Call 10/01/49)	70	57,739
4.78%, 03/25/38 (Call 09/25/37)	307	284,165
4.88%, 07/20/35 (Call 01/20/35)	240	230,239

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.05%, 03/25/48 (Call 09/25/47)	$401	$371,374
5.13%, 07/20/45 (Call 01/20/45)	116	108,426
5.30%, 12/05/43 (Call 06/05/43)	137	130,579
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	95	62,056
2.50%, 09/15/60 (Call 03/15/60)	110	70,199
4.15%, 03/15/59 (Call 09/15/58)	75	67,068
5.55%, 03/15/37	50	54,685
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	38	33,860
6.38%, 05/15/38	92	105,253
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	125	88,352
3.40%, 01/15/38 (Call 07/15/37)	101	87,513
3.50%, 01/15/48 (Call 07/15/47)	43	35,867
3.55%, 03/01/36 (Call 09/01/35)	100	90,641
3.63%, 03/03/37 (Call 09/03/36)	87	78,625
3.70%, 03/01/46 (Call 09/01/45)	125	107,774
3.75%, 03/03/47 (Call 09/03/46)	70	60,504
4.50%, 09/01/40	60	58,191
4.50%, 12/05/43 (Call 06/05/43)	55	53,538
5.85%, 07/15/38	110	122,154
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	45	40,914
5.90%, 11/01/39	20	20,850
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	185	122,268
2.75%, 12/10/51 (Call 06/10/51)	85	59,072
2.90%, 12/10/61 (Call 06/10/61)	100	66,785
3.60%, 09/15/42 (Call 03/15/42)	61	51,312
3.70%, 02/10/45 (Call 08/10/44)	155	130,507
4.00%, 03/07/49 (Call 09/07/48)	50	44,182
4.15%, 05/18/43	180	163,962
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	40	31,014
5.40%, 11/29/43 (Call 05/29/43)	50	40,272
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	70	49,783
3.70%, 09/21/42	40	34,258
4.00%, 11/20/45 (Call 05/20/45)	130	117,351
4.40%, 05/06/44	122	116,067
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	25	16,834
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	26,099
2.70%, 05/28/50 (Call 11/28/49)	75	53,427
3.90%, 03/15/39 (Call 09/15/38)	45	40,539
4.00%, 12/15/36	115	106,889
4.00%, 03/15/49 (Call 09/15/48)	75	67,003
4.10%, 09/15/38 (Call 03/15/38)	80	74,173
4.13%, 12/15/46	87	79,236
4.20%, 09/15/48 (Call 03/15/48)	65	59,714
4.30%, 06/15/43	50	46,735
4.40%, 05/15/44	130	123,568
5.60%, 09/15/40	30	31,905
7.20%, 03/15/39	105	129,671
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	150,392
3.38%, 07/09/60 (Call 01/09/60)	40	27,546
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	40	34,257
Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	$70	$43,711
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	80	62,273
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	95	65,686
4.00%, 06/22/50 (Call 12/22/49)	105	68,550
Wyeth LLC
5.95%, 04/01/37	85	93,228
6.00%, 02/15/36	25	27,253
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	30	20,926
3.95%, 09/12/47 (Call 03/12/47)	55	45,283
4.45%, 08/20/48 (Call 02/20/48)	25	22,002
4.70%, 02/01/43 (Call 08/01/42)	80	74,472
		8,930,404
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	179,042
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	15	11,226
5.85%, 11/15/43 (Call 05/15/43)	35	26,470
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(b)	113	93,493
3.40%, 01/15/38 (Call 07/15/37)(b)	40	33,348
3.70%, 01/15/39 (Call 07/15/38)(b)	15	12,074
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	55	43,294
Colonial Pipeline Co., 4.20%, 04/15/43 (Call 10/15/42)(b)	5	4,052
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	30	29,776
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	30	28,234
6.45%, 11/03/36(b)	25	25,001
6.75%, 09/15/37(b)	35	36,173
Eastern Gas Transmission & Storage Inc., 4.80%, 11/01/43 (Call 05/01/43)	40	34,502
EIG Pearl Holdings Sarl, 3.55%, 08/31/36(f)	200	166,862
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	20,115
7.38%, 10/15/45 (Call 04/15/45)	45	51,232
Series B, 7.50%, 04/15/38	5	5,566
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	24,680
4.50%, 06/10/44 (Call 12/10/43)	80	67,350
5.50%, 12/01/46 (Call 06/01/46)	53	51,049
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	45	40,827
4.95%, 01/15/43 (Call 07/15/42)	35	28,815
5.00%, 05/15/44 (Call 11/15/43)	25	20,844
5.00%, 05/15/50 (Call 11/15/49)	175	144,226
5.15%, 03/15/45 (Call 09/15/44)	55	47,067
5.30%, 04/01/44 (Call 10/01/43)	41	35,297
5.30%, 04/15/47 (Call 10/15/46)	60	51,293
5.35%, 05/15/45 (Call 11/15/44)	55	47,839
5.40%, 10/01/47 (Call 04/01/47)	84	72,632
5.95%, 10/01/43 (Call 04/01/43)	45	41,877
6.00%, 06/15/48 (Call 12/15/47)	35	32,209
6.05%, 06/01/41 (Call 12/01/40)	10	9,580
6.10%, 02/15/42	40	37,377
6.13%, 12/15/45 (Call 06/15/45)	125	118,384
6.25%, 04/15/49 (Call 10/15/48)	60	56,741
6.50%, 02/01/42 (Call 08/01/41)	65	64,654

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.63%, 10/15/36	$30	$30,394
7.50%, 07/01/38	30	32,472
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	19	14,445
5.45%, 06/01/47 (Call 12/01/46)	40	32,465
5.60%, 04/01/44 (Call 10/01/43)	15	12,466
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	90	71,916
4.25%, 02/15/48 (Call 08/15/47)	100	81,224
4.45%, 02/15/43 (Call 08/15/42)	89	76,300
4.80%, 02/01/49 (Call 08/01/48)	55	48,348
4.85%, 08/15/42 (Call 02/15/42)	68	61,813
4.85%, 03/15/44 (Call 09/15/43)	60	53,453
4.90%, 05/15/46 (Call 11/15/45)	55	49,086
4.95%, 10/15/54 (Call 04/15/54)	15	12,998
5.10%, 02/15/45 (Call 08/15/44)	89	81,800
5.70%, 02/15/42	70	69,005
5.95%, 02/01/41	72	73,249
6.13%, 10/15/39	65	67,240
6.45%, 09/01/40	60	63,866
7.55%, 04/15/38	131	149,459
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	35	27,314
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(b)	5	3,634
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(f)	185	156,342
3.25%, 09/30/40(f)	200	153,550
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	46,793
5.00%, 08/15/42 (Call 02/15/42)	60	52,558
5.00%, 03/01/43 (Call 09/01/42)	60	52,831
5.40%, 09/01/44 (Call 03/01/44)	40	36,528
5.50%, 03/01/44 (Call 09/01/43)	55	51,009
6.38%, 03/01/41	45	45,432
6.50%, 09/01/39	50	51,468
6.55%, 09/15/40	140	141,945
6.95%, 01/15/38	33	35,373
7.50%, 11/15/40	5	5,504
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	55	36,557
3.60%, 02/15/51 (Call 08/15/50)	30	21,377
5.05%, 02/15/46 (Call 08/15/45)	5	4,401
5.20%, 03/01/48 (Call 09/01/47)	75	66,836
5.45%, 08/01/52 (Call 02/01/52)	40	36,522
5.55%, 06/01/45 (Call 12/01/44)	55	51,418
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	30	22,515
4.20%, 10/03/47 (Call 04/03/47)	30	23,118
4.25%, 09/15/46 (Call 03/15/46)	35	27,138
4.85%, 02/01/49 (Call 08/01/48)	30	25,081
5.15%, 10/15/43 (Call 04/15/43)	70	62,271
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	95	81,582
4.70%, 04/15/48 (Call 10/15/47)	115	93,044
4.90%, 04/15/58 (Call 10/15/57)	75	60,829
4.95%, 03/14/52 (Call 09/14/51)	25	20,858
5.20%, 03/01/47 (Call 09/01/46)	80	69,426
5.20%, 12/01/47 (Call 06/01/47)	40	34,722
5.50%, 02/15/49 (Call 08/15/48)	72	65,036
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	35	36,977
Security	Par (000)	Value

Pipelines (continued)
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	$25	$17,214
4.30%, 01/15/49 (Call 07/15/48)(b)	100	80,565
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	45,610
4.95%, 07/13/47 (Call 01/06/47)	45	37,353
5.20%, 07/15/48 (Call 01/15/48)	70	59,739
7.15%, 01/15/51 (Call 07/15/50)	15	15,512
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	47,886
6.20%, 09/15/43 (Call 03/15/43)	25	23,522
6.65%, 10/01/36	75	75,582
6.85%, 10/15/37	40	41,199
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	50	38,795
4.90%, 02/15/45 (Call 08/15/44)	65	51,979
5.15%, 06/01/42 (Call 12/01/41)	45	37,280
Rockies Express Pipeline LLC
6.88%, 04/15/40(b)	35	29,054
7.50%, 07/15/38(b)	15	13,527
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(b)	55	49,680
4.83%, 05/01/48 (Call 11/01/47)(b)	20	17,340
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	40	33,315
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	55	46,233
5.95%, 09/25/43 (Call 03/25/43)	35	34,592
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	30	24,381
6.25%, 07/01/52 (Call 01/01/52)	60	58,060
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	50	54,972
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(b)	39	31,392
TransCanada PipeLines Ltd.
4.75%, 05/15/38 (Call 11/15/37)	45	40,748
4.88%, 05/15/48 (Call 11/15/47)	115	103,831
5.00%, 10/16/43 (Call 04/16/43)	55	49,832
5.10%, 03/15/49 (Call 09/15/48)	46	43,044
5.85%, 03/15/36	5	5,016
6.10%, 06/01/40	5	5,153
6.20%, 10/15/37	50	51,884
7.25%, 08/15/38	45	50,930
7.63%, 01/15/39	84	98,493
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	31,401
4.60%, 03/15/48 (Call 09/15/47)	60	51,419
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33 (Call 05/01/33)(b)	80	65,107
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	41	34,102
5.45%, 04/01/44 (Call 10/01/43)	30	25,052
5.50%, 08/15/48 (Call 02/15/48)	15	12,463
5.50%, 02/01/50 (Call 08/01/49)	45	36,705
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	60	52,463
4.90%, 01/15/45 (Call 07/15/44)	50	43,422
5.10%, 09/15/45 (Call 03/15/45)	80	72,002
5.30%, 08/15/52 (Call 02/15/52)	5	4,592
5.40%, 03/04/44 (Call 09/04/43)	50	46,222
5.75%, 06/24/44 (Call 12/24/43)	100	97,588

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.80%, 11/15/43 (Call 05/15/43)	$15	$14,735
6.30%, 04/15/40	45	46,837
		6,623,012
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(b)	35	31,228
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	25	22,827
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	50	45,192
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	50	45,052
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	85	60,255
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	25	17,329
		221,883
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51 (Call 11/18/50)	80	52,042
3.55%, 03/15/52 (Call 09/15/51)	25	18,093
4.00%, 02/01/50 (Call 08/01/49)	100	77,227
American Homes 4 Rent LP, 4.30%, 04/15/52 (Call 10/15/51)	30	22,244
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	80	53,134
3.70%, 10/15/49 (Call 04/15/49)	75	54,881
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	15,666
4.15%, 07/01/47 (Call 01/01/47)	70	57,147
4.35%, 04/15/48 (Call 10/18/47)	35	29,266
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	17,726
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	10	7,061
3.25%, 01/15/51 (Call 07/15/50)	81	55,744
4.75%, 05/15/47 (Call 11/15/46)	26	22,625
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	60	46,852
5.20%, 02/15/49 (Call 08/15/48)	55	50,648
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	55	35,295
3.00%, 07/15/50 (Call 01/15/50)	80	52,102
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	15,922
4.50%, 07/01/44 (Call 01/01/44)	35	30,703
4.50%, 06/01/45 (Call 12/01/44)	80	68,790
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	65	53,216
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	50	40,046
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	15	15,816
Kimco Realty Corp.
4.13%, 12/01/46 (Call 06/01/46)	35	26,362
4.25%, 04/01/45 (Call 10/01/44)	25	19,433
4.45%, 09/01/47 (Call 03/01/47)	35	27,725
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	80	50,590
4.80%, 10/15/48 (Call 04/15/48)	15	12,660
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	40	23,042
3.00%, 04/15/50 (Call 10/15/49)	50	34,299
3.05%, 03/01/50	10	6,968
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	49,727
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	$80	$62,938
4.65%, 03/15/49 (Call 09/15/48)	20	16,289
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(a)	20	13,477
3.80%, 07/15/50 (Call 01/15/50)	65	48,177
4.25%, 10/01/44 (Call 04/01/44)	40	31,854
4.25%, 11/30/46 (Call 05/30/46)	35	28,021
4.75%, 03/15/42 (Call 09/15/41)	25	21,454
6.75%, 02/01/40 (Call 11/01/39)	31	33,554
Trust Fibra Uno, 6.95%, 01/30/44 (Call 07/30/43)(f)	200	159,038
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	7,910
4.88%, 04/15/49 (Call 10/15/48)	60	50,714
5.70%, 09/30/43 (Call 03/30/43)	50	46,212
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	50	45,240
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(b)	80	55,422
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	40	40,547
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	25	19,537
		1,823,436
Retail — 1.5%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(b)	25	16,777
2.80%, 02/10/51 (Call 08/02/50)(b)	100	62,323
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)(b)	100	80,490
Bath & Body Works Inc.
6.75%, 07/01/36	60	52,687
6.88%, 11/01/35	60	54,291
6.95%, 03/01/33	15	13,018
7.60%, 07/15/37	10	8,593
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	15	2,293
5.17%, 08/01/44 (Call 02/01/44)(a)	35	5,384
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	200	143,350
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	30	23,442
Dick's Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	50	33,907
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	37,313
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	10	6,864
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	70	51,248
3.30%, 04/15/40 (Call 10/15/39)	60	48,697
3.35%, 04/15/50 (Call 10/15/49)	50	38,068
3.50%, 09/15/56 (Call 03/15/56)	65	49,566
3.63%, 04/15/52 (Call 10/15/51)	75	59,595
3.90%, 06/15/47 (Call 12/15/46)	127	107,128
4.20%, 04/01/43 (Call 10/01/42)	135	120,987
4.25%, 04/01/46 (Call 10/01/45)	85	75,392
4.40%, 03/15/45 (Call 09/15/44)	63	57,367
4.50%, 12/06/48 (Call 06/06/48)	105	97,596
4.88%, 02/15/44 (Call 08/15/43)	94	91,292
5.40%, 09/15/40 (Call 03/15/40)	96	100,084
5.88%, 12/16/36	188	204,253
5.95%, 04/01/41 (Call 10/01/40)	97	106,472
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	20	13,201
Lowe's Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	60	42,250
3.00%, 10/15/50 (Call 04/15/50)	75	50,159
3.70%, 04/15/46 (Call 10/15/45)	48	36,768

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.05%, 05/03/47 (Call 11/03/46)	$85	$68,535
4.25%, 04/01/52 (Call 10/01/51)	35	28,742
4.38%, 09/15/45 (Call 03/15/45)	23	19,193
4.45%, 04/01/62 (Call 10/01/61)	75	60,648
4.65%, 04/15/42 (Call 10/15/41)	165	148,130
5.13%, 04/15/50 (Call 10/15/49)	90	84,849
5.50%, 10/15/35	95	95,854
5.80%, 09/15/62 (Call 03/15/62)	100	98,487
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	20	12,464
4.50%, 12/15/34 (Call 06/15/34)(a)	17	12,215
5.13%, 01/15/42 (Call 07/15/41)	10	6,904
6.38%, 03/15/37	15	12,194
6.70%, 07/15/34(b)	15	12,861
Marks & Spencer PLC, 7.13%, 12/01/37(b)	25	22,162
McDonald's Corp.
3.63%, 05/01/43	35	27,977
3.63%, 09/01/49 (Call 03/01/49)	40	31,094
3.70%, 02/15/42	25	20,329
4.20%, 04/01/50 (Call 10/01/49)	35	30,049
4.45%, 03/01/47 (Call 09/01/46)	95	84,344
4.45%, 09/01/48 (Call 03/01/48)	75	66,640
4.60%, 05/26/45 (Call 11/26/44)	20	18,220
4.70%, 12/09/35 (Call 06/09/35)	44	42,823
4.88%, 07/15/40	35	33,257
4.88%, 12/09/45 (Call 06/09/45)	132	125,257
5.70%, 02/01/39	75	78,227
6.30%, 10/15/37	50	55,500
6.30%, 03/01/38	40	44,124
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	60	39,596
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	30	16,567
5.95%, 03/15/43(a)	15	7,645
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	10	7,281
3.50%, 11/15/50 (Call 05/15/50)	80	60,235
3.75%, 12/01/47 (Call 06/01/47)	80	63,112
4.30%, 06/15/45 (Call 12/15/44)(a)	30	25,977
4.45%, 08/15/49 (Call 02/15/49)	50	44,043
4.50%, 11/15/48 (Call 05/15/48)	5	4,436
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	60	42,358
3.63%, 04/15/46	39	30,957
3.90%, 11/15/47 (Call 05/15/47)	70	58,444
4.00%, 07/01/42	60	53,058
7.00%, 01/15/38	100	118,349
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	40	36,101
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	86	64,703
4.80%, 11/18/44 (Call 05/18/44)	50	42,982
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	10	7,481
2.65%, 09/22/51 (Call 03/22/51)	150	106,918
4.00%, 04/11/43 (Call 10/11/42)(a)	150	136,065
4.05%, 06/29/48 (Call 12/29/47)	234	212,900
5.25%, 09/01/35	15	16,022
5.63%, 04/15/41	5	5,524
Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	$20	$16,220
6.88%, 11/15/37	15	14,906
		4,463,814
Semiconductors — 1.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	55	49,241
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	100	75,231
2.95%, 10/01/51 (Call 04/01/51)	25	17,867
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	45	31,617
4.35%, 04/01/47 (Call 10/01/46)	67	62,309
5.10%, 10/01/35 (Call 04/01/35)	57	58,605
5.85%, 06/15/41	50	55,360
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(b)	250	185,560
3.19%, 11/15/36 (Call 08/15/36)(b)	275	201,176
3.50%, 02/15/41 (Call 08/15/40)(b)	200	144,736
3.75%, 02/15/51 (Call 08/15/50)(b)	250	175,882
4.93%, 05/15/37 (Call 02/15/37)(b)	115	100,935
Intel Corp.
3.05%, 08/12/51 (Call 02/12/51)	100	67,396
3.10%, 02/15/60 (Call 08/15/59)	100	64,640
3.25%, 11/15/49 (Call 05/15/49)	140	98,305
3.73%, 12/08/47 (Call 06/08/47)	245	189,331
4.10%, 05/19/46 (Call 11/19/45)	81	67,359
4.10%, 05/11/47 (Call 11/11/46)	65	53,642
4.25%, 12/15/42(a)	30	25,835
4.60%, 03/25/40 (Call 09/25/39)	20	18,429
4.75%, 03/25/50 (Call 09/25/49)	80	71,981
4.80%, 10/01/41	150	141,343
4.90%, 08/05/52 (Call 02/05/52)	100	91,084
4.95%, 03/25/60 (Call 09/25/59)(a)	50	45,479
5.05%, 08/05/62 (Call 02/05/62)	50	45,744
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	30	22,576
4.95%, 07/15/52 (Call 01/15/52)	20	19,359
5.00%, 03/15/49 (Call 09/15/48)	155	149,525
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	90	63,761
4.88%, 03/15/49 (Call 09/15/48)	95	92,339
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	25	17,425
3.48%, 11/01/51 (Call 05/01/51)	25	16,583
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	86	71,683
3.50%, 04/01/50 (Call 10/01/49)	170	132,564
3.70%, 04/01/60 (Call 10/01/59)	10	7,634
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	15	10,355
3.25%, 05/11/41 (Call 11/11/40)	100	71,342
3.25%, 11/30/51 (Call 05/30/51)	30	19,278
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	65	48,627
4.30%, 05/20/47 (Call 11/20/46)	72	63,653
4.50%, 05/20/52 (Call 11/20/51)	65	58,083
4.65%, 05/20/35 (Call 11/20/34)	52	50,612
4.80%, 05/20/45 (Call 11/20/44)	85	81,269
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	65	58,308

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.15%, 05/15/48 (Call 11/15/47)	$130	$116,908
TSMC Arizona Corp., 3.25%, 10/25/51 (Call 04/25/51)(a)	200	143,506
		3,454,477
Software — 1.3%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	25,446
4.50%, 06/15/47 (Call 12/15/46)	90	81,500
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	27,364
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	10	7,023
4.50%, 08/15/46 (Call 02/15/46)	30	23,886
5.63%, 07/15/52 (Call 01/15/52)	40	37,652
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	110	91,255
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	449	309,904
2.68%, 06/01/60 (Call 12/01/59)	244	164,290
2.92%, 03/17/52 (Call 09/17/51)	320	237,574
3.04%, 03/17/62 (Call 09/17/61)	157	114,247
3.45%, 08/08/36 (Call 02/08/36)	82	75,008
3.50%, 02/12/35 (Call 08/12/34)	155	144,220
3.50%, 11/15/42	50	43,329
3.70%, 08/08/46 (Call 02/08/46)	5	4,430
4.10%, 02/06/37 (Call 08/06/36)	165	160,693
4.20%, 11/03/35 (Call 05/03/35)	55	54,734
4.50%, 10/01/40	50	49,973
4.50%, 02/06/57 (Call 08/06/56)	135	130,941
MSCI Inc., 3.25%, 08/15/33 (Call 08/15/27)(b)	45	35,492
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	255	191,645
3.60%, 04/01/50 (Call 10/01/49)	206	143,520
3.65%, 03/25/41 (Call 09/25/40)	150	111,391
3.80%, 11/15/37 (Call 05/15/37)	98	77,709
3.85%, 07/15/36 (Call 01/15/36)	90	73,565
3.85%, 04/01/60 (Call 10/01/59)	185	124,853
3.90%, 05/15/35 (Call 11/15/34)	155	129,583
3.95%, 03/25/51 (Call 09/25/50)	125	91,890
4.00%, 07/15/46 (Call 01/15/46)	144	106,957
4.00%, 11/15/47 (Call 05/15/47)	176	131,020
4.10%, 03/25/61 (Call 09/25/60)	10	7,112
4.13%, 05/15/45 (Call 11/15/44)	210	160,291
4.38%, 05/15/55 (Call 11/15/54)	80	60,838
4.50%, 07/08/44 (Call 01/08/44)	126	102,985
5.38%, 07/15/40	84	77,911
6.13%, 07/08/39	154	154,425
6.50%, 04/15/38	91	94,983
6.90%, 11/09/52	120	132,884
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	205	142,377
3.05%, 07/15/61 (Call 01/15/61)	15	10,094
		3,944,994
Telecommunications — 3.1%
America Movil SAB de CV
6.13%, 03/30/40	129	133,260
6.38%, 03/01/35	131	141,704
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)	200	143,822
3.50%, 06/01/41 (Call 12/01/40)	170	130,259
3.50%, 09/15/53 (Call 03/15/53)	415	293,036
3.55%, 09/15/55 (Call 03/15/55)	385	270,393
3.65%, 06/01/51 (Call 12/01/50)	200	146,674
Security	Par (000)	Value

Telecommunications (continued)
3.65%, 09/15/59 (Call 03/15/59)	$386	$266,135
3.80%, 12/01/57 (Call 06/01/57)	350	254,467
3.85%, 06/01/60 (Call 12/01/59)	100	72,823
4.35%, 06/15/45 (Call 12/15/44)	5	4,157
4.50%, 05/15/35 (Call 11/15/34)	170	156,034
4.55%, 03/09/49 (Call 09/09/48)	100	84,632
4.65%, 06/01/44 (Call 12/01/43)	95	82,763
4.75%, 05/15/46 (Call 11/15/45)	175	152,857
4.85%, 03/01/39 (Call 09/01/38)	90	82,628
4.90%, 08/15/37 (Call 02/14/37)	240	224,302
5.15%, 03/15/42	150	139,334
5.15%, 02/15/50 (Call 08/14/49)	150	138,473
5.70%, 03/01/57 (Call 09/01/56)	5	4,979
6.00%, 08/15/40 (Call 05/15/40)	5	5,097
6.38%, 03/01/41	150	159,244
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	131,500
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	20	13,694
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	30	22,468
4.30%, 07/29/49 (Call 01/29/49)	25	20,998
4.46%, 04/01/48 (Call 10/01/47)	60	51,994
Cisco Systems Inc.
5.50%, 01/15/40	150	157,909
5.90%, 02/15/39	134	146,778
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	75	60,004
4.70%, 03/15/37	25	22,930
4.75%, 03/15/42	60	54,289
5.35%, 11/15/48 (Call 05/15/48)	25	23,407
5.45%, 11/15/79 (Call 05/19/79)	55	49,292
5.75%, 08/15/40	51	51,812
5.85%, 11/15/68 (Call 05/15/68)	11	10,259
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	150	110,247
Deutsche Telekom International Finance BV, 4.75%, 06/21/38 (Call 12/21/37)(b)	150	138,296
Embarq Corp., 8.00%, 06/01/36	97	41,215
Juniper Networks Inc., 5.95%, 03/15/41	36	33,136
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	30	20,886
Series U, 7.65%, 03/15/42	25	16,556
Motorola Solutions Inc., 5.50%, 09/01/44	36	32,522
Nokia OYJ, 6.63%, 05/15/39	35	33,483
Orange SA
5.38%, 01/13/42	5	4,957
5.50%, 02/06/44 (Call 08/06/43)	55	55,092
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	76	54,338
4.30%, 02/15/48 (Call 08/15/47)	65	50,665
4.35%, 05/01/49 (Call 11/01/48)	163	127,554
4.50%, 03/15/42 (Call 09/15/41)(b)	25	21,197
4.50%, 03/15/43 (Call 09/15/42)	45	37,109
4.55%, 03/15/52 (Call 09/15/51)(b)	25	20,344
5.00%, 03/15/44 (Call 09/15/43)	90	79,340
7.50%, 08/15/38	15	16,972
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	79	61,604
Telecom Italia Capital SA
6.00%, 09/30/34	50	38,697
6.38%, 11/15/33	70	57,477
7.20%, 07/18/36	75	62,204
7.72%, 06/04/38	48	40,407

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA
4.90%, 03/06/48	$155	$121,196
5.21%, 03/08/47	150	121,982
5.52%, 03/01/49 (Call 09/01/48)	150	127,979
7.05%, 06/20/36	5	5,225
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	60	49,715
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	65	46,996
3.30%, 02/15/51 (Call 08/15/50)	185	128,477
3.40%, 10/15/52 (Call 04/15/52)	100	69,797
3.60%, 11/15/60 (Call 05/15/60)	150	103,980
4.38%, 04/15/40 (Call 10/15/39)	120	104,219
4.50%, 04/15/50 (Call 10/15/49)	160	135,146
5.65%, 01/15/53 (Call 07/15/52)	100	100,281
5.80%, 09/15/62 (Call 03/15/62)	50	50,045
U.S. Cellular Corp., 6.70%, 12/15/33	35	30,633
Verizon Communications Inc.
2.88%, 11/20/50 (Call 05/20/50)	10	6,484
2.99%, 10/30/56 (Call 04/30/56)	198	125,322
3.00%, 11/20/60 (Call 05/20/60)	210	130,859
3.55%, 03/22/51 (Call 09/22/50)	310	229,887
3.85%, 11/01/42 (Call 05/01/42)	140	113,628
3.88%, 03/01/52 (Call 09/01/51)	40	31,291
4.00%, 03/22/50 (Call 09/22/49)	145	117,019
4.13%, 08/15/46	100	82,358
4.27%, 01/15/36	120	107,485
4.67%, 03/15/55	150	132,315
4.75%, 11/01/41	162	148,332
4.81%, 03/15/39	295	277,226
4.86%, 08/21/46	290	264,242
5.50%, 03/16/47	100	99,481
6.55%, 09/15/43	155	174,521
Vodafone Group PLC
4.25%, 09/17/50	105	83,061
4.38%, 02/19/43	128	107,078
4.88%, 06/19/49	110	94,445
5.00%, 05/30/38	60	55,868
5.13%, 06/19/59	30	26,261
5.13%, 06/04/81 (Call 12/04/50)(c)	60	42,952
5.25%, 05/30/48	200	180,486
6.15%, 02/27/37	85	86,918
		8,971,895
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	15	12,740
6.35%, 03/15/40	30	29,582
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	20	15,897
6.20%, 10/01/40	15	12,822
		71,041
Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	7,154
3.55%, 02/15/50 (Call 08/15/49)	50	39,287
3.90%, 08/01/46 (Call 02/01/46)	73	61,013
4.05%, 06/15/48 (Call 12/15/47)	45	38,683
4.13%, 06/15/47 (Call 12/15/46)	40	34,904
4.15%, 04/01/45 (Call 10/01/44)	45	39,396
4.15%, 12/15/48 (Call 06/15/48)	61	53,187
4.38%, 09/01/42 (Call 03/01/42)	55	49,848
Security	Par (000)	Value

Transportation (continued)
4.45%, 03/15/43 (Call 09/15/42)	$59	$54,236
4.55%, 09/01/44 (Call 03/01/44)	105	97,684
4.70%, 09/01/45 (Call 03/01/45)	10	9,358
4.90%, 04/01/44 (Call 10/01/43)	109	105,860
4.95%, 09/15/41 (Call 03/15/41)	50	48,508
5.05%, 03/01/41 (Call 09/01/40)	30	29,729
5.15%, 09/01/43 (Call 03/01/43)	95	95,418
5.40%, 06/01/41 (Call 12/01/40)	40	41,101
5.75%, 05/01/40 (Call 11/01/39)	45	48,005
6.15%, 05/01/37	40	44,418
6.20%, 08/15/36	50	55,077
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	90	57,770
3.20%, 08/02/46 (Call 02/02/46)	20	14,877
3.65%, 02/03/48 (Call 08/03/47)	35	28,581
4.40%, 08/05/52 (Call 02/05/52)	20	18,256
4.45%, 01/20/49 (Call 07/20/48)	25	22,664
6.20%, 06/01/36	30	33,040
6.38%, 11/15/37	18	19,929
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	33,035
4.80%, 08/01/45 (Call 02/01/45)	30	27,579
5.95%, 05/15/37	131	136,154
6.13%, 09/15/2115 (Call 03/15/2115)	53	53,626
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	45	33,267
3.80%, 11/01/46 (Call 05/01/46)	28	22,445
3.80%, 04/15/50 (Call 10/15/49)	35	27,665
3.95%, 05/01/50 (Call 11/01/49)	41	33,280
4.10%, 03/15/44 (Call 09/15/43)	148	126,393
4.25%, 11/01/66 (Call 05/01/66)	15	11,975
4.30%, 03/01/48 (Call 09/01/47)	95	82,722
4.40%, 03/01/43 (Call 09/01/42)	11	9,719
4.50%, 11/15/52 (Call 05/15/52)	10	8,951
4.50%, 08/01/54 (Call 02/01/54)	80	69,782
4.65%, 03/01/68 (Call 09/01/67)	20	17,280
4.75%, 05/30/42 (Call 11/30/41)	25	23,302
5.50%, 04/15/41 (Call 10/15/40)	85	87,624
6.00%, 10/01/36	30	31,735
6.15%, 05/01/37	30	32,512
6.22%, 04/30/40	50	55,081
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(f)	200	160,676
FedEx Corp.
3.90%, 02/01/35	46	39,283
4.05%, 02/15/48 (Call 08/15/47)	70	53,946
4.10%, 04/15/43	40	31,604
4.10%, 02/01/45	175	137,217
4.40%, 01/15/47 (Call 07/15/46)	57	46,017
4.55%, 04/01/46 (Call 10/01/45)	36	29,714
4.75%, 11/15/45 (Call 05/15/45)	113	98,063
4.95%, 10/17/48 (Call 04/17/48)	40	35,207
5.10%, 01/15/44	53	47,901
5.25%, 05/15/50 (Call 11/15/49)(a)	25	23,037
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	147,840
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	25	18,211
4.20%, 11/15/69 (Call 05/15/69)	21	15,935
4.30%, 05/15/43 (Call 11/15/42)	45	37,851
4.70%, 05/01/48 (Call 11/01/47)	55	48,795

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.95%, 08/15/45 (Call 02/15/45)	$35	$32,041
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	95	91,037
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	75	51,845
3.16%, 05/15/55 (Call 11/15/54)	103	70,279
3.40%, 11/01/49 (Call 05/01/49)	110	80,883
3.70%, 03/15/53 (Call 09/15/52)	10	7,713
3.94%, 11/01/47 (Call 05/01/47)	84	68,890
3.95%, 10/01/42 (Call 04/01/42)	71	59,853
4.05%, 08/15/52 (Call 02/15/52)	80	66,174
4.10%, 05/15/49 (Call 11/15/48)	65	54,019
4.15%, 02/28/48 (Call 08/28/47)	10	8,397
4.55%, 06/01/53 (Call 12/01/52)	10	8,921
4.65%, 01/15/46 (Call 07/15/45)	50	45,392
4.84%, 10/01/41	40	37,501
Polar Tankers Inc., 5.95%, 05/10/37(b)	29	30,281
Union Pacific Corp.
2.97%, 09/16/62 (Call 03/16/62)	10	6,634
3.25%, 02/05/50 (Call 08/05/49)	200	149,208
3.38%, 02/01/35 (Call 08/01/34)	85	72,490
3.55%, 08/15/39 (Call 02/15/39)	50	42,218
3.55%, 05/20/61 (Call 11/20/60)	45	33,466
3.60%, 09/15/37 (Call 03/15/37)	271	235,290
3.75%, 02/05/70 (Call 08/05/69)	65	48,550
3.80%, 10/01/51 (Call 04/01/51)	89	73,340
3.80%, 04/06/71 (Call 10/06/70)	50	37,928
3.84%, 03/20/60 (Call 09/20/59)	102	80,807
3.85%, 02/14/72 (Call 08/14/71)	5	3,807
3.88%, 02/01/55 (Call 08/01/54)	55	44,915
4.00%, 04/15/47 (Call 10/15/46)	55	46,044
4.05%, 11/15/45 (Call 05/15/45)	55	46,774
4.05%, 03/01/46 (Call 09/01/45)	50	41,882
4.10%, 09/15/67 (Call 03/15/67)	55	44,176
4.30%, 03/01/49 (Call 09/01/48)	65	56,660
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	45	35,143
3.63%, 10/01/42	45	37,891
3.75%, 11/15/47 (Call 05/15/47)	77	65,083
4.25%, 03/15/49 (Call 09/15/48)	25	22,495
4.88%, 11/15/40 (Call 05/15/40)	45	44,499
5.30%, 04/01/50 (Call 10/01/49)	70	74,358
6.20%, 01/15/38	160	181,198
XPO CNW Inc., 6.70%, 05/01/34	15	13,485
		5,294,974
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	35	21,570
5.20%, 03/15/44 (Call 09/15/43)	45	39,452
		61,022
Water — 0.2%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	29,793
3.75%, 09/01/47 (Call 03/01/47)	55	43,409
4.00%, 12/01/46 (Call 06/01/46)	5	3,984
4.20%, 09/01/48 (Call 03/01/48)	50	42,468
4.30%, 12/01/42 (Call 06/01/42)	45	39,241
4.30%, 09/01/45 (Call 03/01/45)	175	150,143
6.59%, 10/15/37	45	50,006
Security	Par (000)	Value

Water (continued)
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	$35	$24,166
4.28%, 05/01/49 (Call 11/01/48)	55	44,668
		427,878
Total Corporate Bonds & Notes — 49.8%
(Cost: $183,230,919)		146,282,658

Foreign Government Obligations(g)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(f)	200	167,224

Argentina — 0.4%
Argentina Bonar Bonds
1.50%, 07/09/35(e)	1,385	307,885
3.50%, 07/09/41(e)	59	14,641
3.88%, 01/09/38(e)	305	86,196
Argentine Republic Government International Bond
1.50%, 07/09/35 (Call 01/02/23)(e)	930	225,060
1.50%, 07/09/46 (Call 01/02/23)(a)(e)	310	76,706
3.50%, 07/09/41 (Call 01/02/23)(a)(e)	707	196,702
3.88%, 01/09/38 (Call 01/02/23)(e)	790	240,832
Provincia de Buenos Aires/Government Bonds, 5.25%, 09/01/37(e)(f)	320	108,112
		1,256,134
Bahrain — 0.0%
Bahrain Government International Bond, 6.00%, 09/19/44(f)	200	155,324

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	6,784

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)(a)	400	294,396
5.00%, 01/27/45(a)	200	157,670
5.63%, 02/21/47	200	166,384
7.13%, 01/20/37	25	26,563
8.25%, 01/20/34(a)	200	228,050
		873,063
Canada — 0.0%
Province of British Columbia Canada, 7.25%, 09/01/36	75	95,567

Chile — 0.3%
Chile Government International Bond
2.55%, 07/27/33 (Call 04/27/33)	200	160,736
3.10%, 05/07/41 (Call 11/07/40)	200	148,172
3.10%, 01/22/61 (Call 07/22/60)	200	128,982
3.50%, 01/25/50 (Call 07/25/49)	200	148,752
4.00%, 01/31/52 (Call 07/31/51)	200	158,824
4.34%, 03/07/42 (Call 09/07/41)	200	172,076
		917,542
China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	161,068
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	173,014
		334,082
Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61 (Call 08/15/60)	200	110,388
4.13%, 05/15/51 (Call 11/15/50)(a)	200	117,884

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
5.00%, 06/15/45 (Call 12/15/44)	$200	$134,234
5.63%, 02/26/44 (Call 08/26/43)	200	143,840
6.13%, 01/18/41	200	156,558
7.38%, 09/18/37	150	138,660
		801,564
Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(f)	200	187,816

Dominican Republic — 0.2%
Dominican Republic International Bond
5.88%, 01/30/60(f)	300	222,771
6.40%, 06/05/49(f)	150	122,225
6.85%, 01/27/45(f)	150	131,677
7.45%, 04/30/44(f)	100	94,046
		570,719
Ecuador — 0.1%
Ecuador Government International Bond
1.50%, 07/31/40(e)(f)	200	80,272
2.50%, 07/31/35(e)(f)	520	229,622
		309,894
Egypt — 0.2%
Egypt Government International Bond
6.88%, 04/30/40(f)	100	65,971
8.50%, 01/31/47(f)	200	134,678
8.75%, 09/30/51(f)	200	136,600
8.88%, 05/29/50(f)	200	138,458
		475,707
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	74,216
7.65%, 06/15/35(f)	40	15,139
		89,355
Ghana — 0.0%
Ghana Government International Bond
8.75%, 03/11/61(f)	200	66,212
8.88%, 05/07/42(f)	200	68,798
		135,010
Guatemala — 0.1%
Guatemala Government Bond, 3.70%, 10/07/33 (Call 07/07/33)(f)	200	164,824

Hong Kong — 0.0%
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(b)	200	146,422

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	200	218,364

Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	143,520
4.20%, 10/15/50	200	167,468
4.35%, 01/11/48	200	171,902
4.45%, 04/15/70	200	168,524
4.63%, 04/15/43(f)	200	182,544
5.13%, 01/15/45(f)	200	193,024
5.25%, 01/17/42(f)	200	196,596
6.63%, 02/17/37(f)	100	111,897
8.50%, 10/12/35(f)	130	163,654
Security	Par (000)	Value

Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	$200	$157,218
		1,656,347
Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	43,624
Israel Government International Bond
3.88%, 07/03/50	200	167,678
4.13%, 01/17/48	200	175,020
State of Israel, 3.80%, 05/13/60(f)	400	314,716
		701,038
Italy — 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	335	242,111

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	222,116

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(f)	200	179,530

Lebanon — 0.0%
Lebanon Government International Bond, 7.25%, 03/23/37(f)(h)(i)	50	2,932

Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	200	133,848
3.77%, 05/24/61 (Call 11/24/60)	400	270,540
4.28%, 08/14/41 (Call 02/14/41)	300	243,483
4.35%, 01/15/47	200	158,014
4.50%, 01/31/50 (Call 07/31/49)	200	160,504
4.60%, 01/23/46	200	163,712
4.60%, 02/10/48	200	162,444
4.75%, 03/08/44	210	177,929
5.00%, 04/27/51 (Call 10/27/50)	200	170,692
5.55%, 01/21/45	150	140,619
6.05%, 01/11/40	50	50,346
6.75%, 09/27/34	160	171,766
7.50%, 04/08/33	125	140,535
		2,144,432
Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	137,524

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	133,144
7.70%, 02/23/38(f)	200	140,882
		274,026
Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	178,740
7.00%, 01/25/51(f)	200	187,808
		366,548
Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	200	134,082
4.30%, 04/29/53	200	149,338
4.50%, 05/15/47	200	157,938
4.50%, 01/19/63 (Call 07/19/62)	200	146,596
6.70%, 01/26/36	225	240,280
		828,234

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	$200	$190,492

Peru — 0.3%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	75,338
2.78%, 12/01/60 (Call 06/01/60)	90	54,431
3.00%, 01/15/34 (Call 10/15/33)	185	151,459
3.23%, 07/28/2121 (Call 01/28/2121)	50	30,362
3.55%, 03/10/51 (Call 09/10/50)(a)	100	73,221
3.60%, 01/15/72 (Call 07/15/71)	75	50,441
5.63%, 11/18/50	100	100,244
6.55%, 03/14/37	115	123,716
8.75%, 11/21/33	130	161,561
		820,773
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	136,942
2.95%, 05/05/45	200	145,378
3.70%, 02/02/42	200	163,592
3.95%, 01/20/40	300	254,619
6.38%, 10/23/34	100	110,097
		810,628
Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	366,320
4.82%, 03/14/49(f)	400	389,132
5.10%, 04/23/48(f)	500	503,385
		1,258,837
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	100	66,814
5.13%, 06/15/48(f)	100	80,125
6.13%, 01/22/44(f)	100	91,776
		238,715
Saudi Arabia — 0.5%
Saudi Government International Bond
2.25%, 02/02/33(f)	200	163,090
3.45%, 02/02/61(f)	200	143,986
3.75%, 01/21/55(f)	200	156,836
4.50%, 10/26/46(f)	200	176,674
4.50%, 04/22/60(f)	200	177,034
4.63%, 10/04/47(f)	200	178,618
5.00%, 04/17/49(f)	400	374,956
5.25%, 01/16/50(f)	200	194,710
		1,565,904
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(f)	200	168,174

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46(a)	200	144,690
5.65%, 09/27/47	200	152,736
5.75%, 09/30/49	200	152,906
		450,332
South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	179,474

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	45	49,037
Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank
3.20%, 08/07/42	$65	$55,346
3.88%, 10/28/41	30	28,264
4.38%, 01/24/44	85	85,721
International Bank for Reconstruction & Development, 4.75%, 02/15/35	85	90,014
		308,382
Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	130,698
5.75%, 05/11/47(a)	200	137,110
6.00%, 01/14/41(a)	300	218,502
6.63%, 02/17/45	200	154,072
6.75%, 05/30/40	100	79,275
6.88%, 03/17/36	160	134,375
7.25%, 03/05/38	30	26,835
8.00%, 02/14/34	95	95,458
		976,325
Ukraine — 0.0%
Ukraine Government International Bond, 7.25%, 03/15/35(f)(h)(i)	200	41,475

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.00%, 09/15/51(f)	200	142,678
3.13%, 09/30/49(f)	400	293,836
3.88%, 04/16/50(f)	200	167,656
4.13%, 10/11/47(f)	200	175,016
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(f)	200	140,978
UAE International Government Bond, 3.25%, 10/19/61(f)	200	146,784
		1,066,948
Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	60	55,877
4.98%, 04/20/55	175	169,794
5.10%, 06/18/50	225	223,859
7.63%, 03/21/36	125	158,962
7.88%, 01/15/33	50	62,463
		670,955
Total Foreign Government Obligations — 7.6%
(Cost: $28,162,456)		22,407,647

Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District
RB BAB, 4.84%, 01/01/41	50	49,202

California — 1.0%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	62,546
Series S-3, 6.91%, 10/01/50	170	212,028
California State University RB, Class B, 2.72%, 11/01/52.	200	134,094
City of San Francisco CA Public Utilities Commission Water
Revenue RB BAB, 6.95%, 11/01/50	100	122,357
East Bay Municipal Utility District Water System Revenue RB
BAB, Series B, 5.87%, 06/01/40	50	55,474
Foothill-Eastern Transportation Corridor Agency RB, Series A,
4.09%, 01/15/49 (Call 01/15/30)	100	77,886

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	$100	$106,326
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	61,793
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	200	216,121
Los Angeles Unified School District/CA GO BAB, 5.75%, `07/01/34	150	158,240
Regents of the University of California Medical Center Pooled
Revenue RB, Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(a)	65	43,972
Regents of the University of California Medical Center Pooled
Revenue RB BAB, Series F, 6.58%, 05/15/49	150	172,142
San Diego County Regional Transportation Commission RB
BAB, 5.91%, 04/01/48	100	108,302
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	56,205
State of California GO, 4.60%, 04/01/38 (Call 04/01/28).	100	96,219
State of California GO BAB
7.30%, 10/01/39	100	123,116
7.55%, 04/01/39	500	640,333
7.60%, 11/01/40	145	189,769
University of California RB
Series AQ, 4.77%, 05/15/2115(a)	50	42,170
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	200	132,319
University of California RB BAB, 5.77%, 05/15/43	50	53,868
		2,865,280
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB,
Series B, 5.84%, 11/01/50	20	22,508

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	43,577

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	92	98,391
Project M, Series 2010-A, 6.66%, 04/01/57	48	51,017
		149,408
Illinois — 0.3%
Chicago O'Hare International Airport RB, Series C, 4.57%, 01/01/54	250	223,475
Metropolitan Water Reclamation District of Greater Chicago
GOL BAB, 5.72%, 12/01/38	55	59,601
State of Illinois GO, 5.10%, 06/01/33	575	554,437
		837,513
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	35,786
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	54,210
		89,996
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	104,314
Commonwealth of Massachusetts Transportation Fund
Revenue RB BAB, Series A, 5.73%, 06/01/40	25	26,321
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	52,778
		183,413
Security	Par (000)	Value

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System
Revenue RB, 3.06%, 07/01/39	$100	$77,488
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	200	143,559
		221,047
Missouri — 0.0%
Health & Educational Facilities Authority of the State of
Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	74,664

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	188,568
New Jersey Transportation Trust Fund Authority RB BAB,
Series B, 6.56%, 12/15/40	50	53,304
		241,872
New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	103,245
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	183,584
New York City Municipal Water Finance Authority RB, 5.44%, 06/15/43	200	212,941
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	50	51,654
5.57%, 11/01/38	50	51,991
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	75,790
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	103,802
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	59,293
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	57,284
Port Authority of New York & New Jersey RB
3.29%, 08/01/69.	150	100,136
Series 168, 4.93%, 10/01/51	80	77,409
Series 174, 4.46%, 10/01/62	100	88,322
Series 181, 4.96%, 08/01/46	50	49,013
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	46,667
		1,261,131
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	63,909
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	63,900
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	100,543
Ohio Water Development Authority Water Pollution Control
Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	24,811
		253,163
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	80,456
4.71%, 05/01/52	25	23,185
		103,641
Oregon — 0.1%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	106,687

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County
Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	44,842

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue
RB BAB
5.72%, 02/01/41	$25	$26,892
5.81%, 02/01/41	50	53,550
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	111,713
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	31,575
Dallas Fort Worth International Airport RB
4.51%, 11/01/51 (Call 11/01/32)	45	40,543
Series C, Class C, 2.92%, 11/01/50	100	70,113
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 01/03/23) (PSF).	40	40,595
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	106,221
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	59,871
State of Texas GO BAB, Series A, 4.68%, 04/01/40	100	96,933
Texas Private Activity Bond Surface Transportation Corp. RB,
Series B, 3.92%, 12/31/49	100	76,080
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	34,447
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	148,670
		897,203
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	34,309

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	50,545

Total Municipal Debt Obligations — 2.6%
(Cost: $8,799,792)		7,530,001

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.2%
Federal National Mortgage Association, Series 2019-M4,
Class A2, 3.61%, 02/25/31	300	282,500
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K-1514, Class A2, 2.86%, 10/25/34	500	420,534
		703,034
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Banks, 5.50%, 07/15/36	290	321,909
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	375	438,949
Tennessee Valley Authority
3.50%, 12/15/42	50	41,650
4.65%, 06/15/35	75	75,787
5.25%, 09/15/39	65	69,023
5.38%, 04/01/56	500	535,160
5.88%, 04/01/36	200	224,458
Series B, 4.70%, 07/15/33	40	40,705
		1,747,641
U.S. Government Obligations — 37.5%
U.S. Treasury Note/Bond
1.13%, 05/15/40	2,680	1,714,781
1.13%, 08/15/40	7,730	4,909,758
1.25%, 05/15/50	3,600	2,008,125
1.38%, 11/15/31	2,925	2,420,895
1.38%, 11/15/40	6,800	4,509,250
1.38%, 08/15/50	3,890	2,242,828
1.63%, 11/15/50	4,670	2,883,725
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 08/15/41	$4,450	$3,103,875
1.88%, 02/15/41	3,910	2,825,586
1.88%, 02/15/51	6,100	4,021,234
1.88%, 11/15/51	4,240	2,788,462
2.00%, 11/15/41	3,800	2,768,062
2.00%, 02/15/50	3,050	2,083,055
2.00%, 08/15/51	4,400	2,990,625
2.25%, 05/15/41	3,350	2,575,312
2.25%, 08/15/46	1,922	1,394,952
2.25%, 08/15/49	2,700	1,961,297
2.25%, 02/15/52	4,950	3,577,148
2.38%, 02/15/42	3,790	2,950,278
2.38%, 11/15/49	2,160	1,613,925
2.38%, 05/15/51	4,400	3,272,500
2.50%, 02/15/45	1,930	1,488,211
2.50%, 02/15/46	895	685,514
2.50%, 05/15/46	1,750	1,337,930
2.75%, 08/15/42	850	699,922
2.75%, 11/15/42	1,325	1,088,156
2.75%, 08/15/47	1,600	1,283,250
2.75%, 11/15/47	2,000	1,604,375
2.88%, 05/15/43	2,150	1,797,266
2.88%, 08/15/45	500	411,563
2.88%, 11/15/46	850	698,461
2.88%, 05/15/49	2,600	2,154,344
2.88%, 05/15/52	5,300	4,408,937
3.00%, 05/15/42	1,000	862,344
3.00%, 11/15/45	500	420,781
3.00%, 02/15/47	1,300	1,091,187
3.00%, 05/15/47	1,300	1,092,406
3.00%, 02/15/48	2,550	2,147,578
3.00%, 08/15/48	2,640	2,230,387
3.00%, 02/15/49	2,755	2,337,015
3.00%, 08/15/52	2,650	2,270,719
3.13%, 11/15/41	600	530,719
3.13%, 02/15/42	800	706,875
3.13%, 02/15/43	500	436,484
3.13%, 08/15/44	1,050	907,102
3.13%, 05/15/48	2,435	2,103,612
3.25%, 05/15/42	3,050	2,740,234
3.38%, 05/15/44	1,450	1,307,266
3.38%, 11/15/48	2,500	2,266,797
3.50%, 02/15/39	400	384,813
3.63%, 08/15/43	1,450	1,366,398
3.75%, 11/15/43	2,300	2,206,562
3.88%, 08/15/40	650	648,070
4.00%, 11/15/42	700	703,281
4.00%, 11/15/52	1,000	1,040,313
4.38%, 11/15/39	630	672,230
4.38%, 05/15/40	895	953,175
4.50%, 02/15/36	400	435,500
4.63%, 02/15/40	1,000	1,099,687
4.75%, 02/15/37	200	223,313
5.00%, 05/15/37	650	741,813
		110,200,263
Total U.S. Government & Agency Obligations — 38.3%
(Cost: $144,348,959)		112,650,938

Total Long-Term Investments — 98.3%
(Cost: $364,542,126)		288,871,244

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(j)(k)(l)	6,917	$6,917,214

Total Short-Term Securities — 2.3%
(Cost: $6,917,214)		6,917,214

Total Investments — 100.6%
(Cost: $371,459,340)		295,788,458

Liabilities in Excess of Other Assets — (0.6)%		(1,839,207)

Net Assets — 100.0%		$293,949,251

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Non-income producing security.
(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,513,107	$4,404,107	(a)	$—	$—	$—	$6,917,214	6,917	$43,304	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$146,282,658	$—	$146,282,658
Foreign Government Obligations	—	22,407,647	—	22,407,647
Municipal Debt Obligations	—	7,530,001	—	7,530,001
U.S. Government & Agency Obligations	—	112,650,938	—	112,650,938
Money Market Funds	6,917,214	—	—	6,917,214
	$6,917,214	$288,871,244	$—	$295,788,458

Portfolio Abbreviation

BAB	Build America Bond	PSF	Permanent School Fund
GO	General Obligation	RB	Revenue Bond
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company